UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6332

Rochester Portfolio Series

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 6/30/2013

Item 1. Reports to Stockholders.

6	30	13

SEMIANNUAL REPORT

Oppenheimer Rochester Limited Term

New York Municipal Fund

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 6/28/13*

	Class A Shares of the Fund		Bank of America Merrill Lynch Municipal Index (3-7 Years)	Barclays Municipal Bond Index
	Without Sales Charge	With Sales Charge
6-Month	–2.10%	–4.30%	–0.95%	–2.69%
1-Year	0.26	–1.99	0.33	0.24
5-Year	4.43	3.95	4.80	5.33
10-Year	4.26	4.02	3.92	4.42

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 2.25% maximum applicable sales charge except where “without sales charge” is indicated. Prior to April 1, 2012, the maximum initial sales charge for Class A shares of the Fund was 3.50%. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual's investment. Returns for periods of less than one year are cumulative, not annualized. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677).

The Fund’s name was changed to Oppenheimer Rochester Limited Term New York Municipal Fund, from Limited Term New York Municipal Fund, on March 28, 2013.

OppenheimerFunds/Rochester is using social media to provide timely information related to muni market developments at www.twitter.com/RochesterFunds.

* June 28, 2013, was the last business day of the Fund’s reporting period. Index returns are calculated through June 30, 2013.

2	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION

At the end of June—a month in which the U.S. bond market reacted strongly to Federal Reserve testimony about the potential for future adjustments to its $85 billion-a-month bond purchasing initiative—Oppenheimer Rochester Limited Term New York Municipal Fund generated a tax-free distribution yield of 3.54% (without sales charge). In the aftermath of the Fed’s announcement, net asset values in the industry and in this Fund dropped sharply, and total returns followed suit. This Fund’s cumulative total return (without sales charge) for the reporting period outperformed the Barclays Municipal Bond Index but underperformed the Bank of America Merrill Lynch Municipal Index (3-7 Years).

MARKET OVERVIEW

By the time Fed Chairman Ben S. Bernanke and other Fed officials tried to correct the market’s interpretation of what had been communicated in June, a sell-off had occurred in the equity and bond markets. Prices of municipal bonds fell, and municipal bond fund outflows mounted late in this reporting period. As a result, yields rose, effectively turning the investors’ fears about future interest rates into a current reality.

All of this occurred because investors and some analysts believed that they heard the

Fed signal an imminent change in approach. In fact, the Fed said that it was “prepared to increase or reduce the pace of its purchases” and that the short-term Fed Funds target rate, which it controls, would remain at the “exceptionally low range” of zero to 0.25%.

Heading into this reporting period, the Fed’s expectation was that the rate would likely remain very low until mid-2015. At his news conference in June, Chairman Bernanke emphasized the Fed’s intention to be responsive to economic developments,

YIELDS & DISTRIBUTIONS FOR CLASS A SHARES

Dividend Yield w/o sales charge	3.54%
Dividend Yield with sales charge	3.47
Standardized Yield	2.86
Taxable Equivalent Yield	5.54
Last distribution (6/25/13)	$0.0095
Total distributions (1/01/13 to 6/30/13)	$0.0585

Endnotes for this discussion begin on page 12 of this report

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND	3

saying “If you draw the conclusion that I’ve just said that our policies, our purchases, will end in the middle of next year, you’ve drawn the wrong conclusion.”

Given the current Fed Funds rate, the only plausible change would be an increase. We remind investors that a change in the Fed Funds rate does not automatically translate into a change in longer-term interest rates, which are determined by the marketplace. Additionally, the Fund’s investment team believes that its focus on finding value in the marketplace and producing competitive levels of tax-free income is well suited for the market conditions that existed at the end of this reporting period.

AAA-rated municipal securities remained “cheap to Treasuries” during this reporting period, a condition that exists when nominal, pre-tax muni yields exceed available Treasury yields. This condition allows investors to earn higher nominal yields on their muni holdings than on Treasuries and to benefit further from the federal, state and, where applicable, local tax exemptions on municipal investment income.

As of June 28, 2013, the average yield on 30-year, AAA-rated muni bonds was 3.95%, up 106 basis points from December 31, 2012. On June 28, 2013, the average yield on 10-year, AAA-rated muni bonds was 2.72%, up 93 basis points from the December 2012 date, and the average yield on 1-year, AAA-rated muni bonds was

0.28%, up 8 basis points from the December 2012 date.

Hurricane Sandy relief, which was a prominent talking point among New York’s elected officials following the storm’s pummeling of the New York City metropolitan area on October 29, 2012, remained a significant factor during this reporting period for the state. In his January 2013 State of the State Address, for example, Gov. Andrew M. Cuomo proposed a $1 billion program to build or preserve 14,000 housing units over the next 5 years. New York City Mayor Michael Bloomberg, in his final State of the City Address in February 2013, also focused on rebuilding efforts, calling it “the single most important piece of unfinished business that lies ahead of us in 2013.”

For the third consecutive year, New York State lawmakers passed a budget ahead of schedule. The $141 billion spending plan calls for a 4% increase in spending, including the added spending based on the federal aid received for post-Sandy rebuilding. The state budget process, according to news reports, was “one of the smoothest state budget negotiations” in years. A high-tax bracket, first approved as a temporary measure at the end of 2011, was extended by 3 years to 2017.

In April 2013, the governor proposed a capital program to increase debt issuance by 12% in fiscal year 2014. In the six months ended June 30, 2013, according to The

4	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Bond Buyer, the Empire State issued $15.3 billion in debt securities, 40% less than had been issued in the corresponding period of 2012. Despite this decline, New York was the third largest issuer in the first half of 2013, trailing only California and Texas.

In other bond-related state news, the New York Metropolitan Transportation Authority set into place plans to generate $600 million in cost savings or new revenues by reducing office space and maximizing the value of its real estate holdings. It has been reported that this project will involve demolishing its three current buildings and redeveloping this location, which is a full block from 44th to 45th Streets in Midtown Manhattan.

Late in the reporting period, the New York State legislature agreed to create the Financial Restructuring Board for Local Governments. The 10-member board will provide local governments across the state with plans and strategies to overcome financial challenges. Municipalities and counties that join this initiative will be contractually committed to follow the plans set out by the board. One goal of this project is to reduce pressure on taxpayers for payment of public services and debt.

Also in June, Mayor Bloomberg and New York City Council Speaker Christine Quinn enacted a $70 billion budget for fiscal year 2014. The spending plan includes $250 million for storm resiliency and $58 million for the Housing Authority to offset cuts experienced due to federal sequestration.

At the end of this reporting period, New York State’s general obligation (G.O.) debt was rated Aa2 by Moody’s Investors Service and AA by Standard & Poor’s and Fitch Ratings.

Successful investors, we have found, maintain a long-term perspective regardless of the specific developments associated with any given reporting period. To maximize the benefits of municipal bond fund investing, many investors reinvest their dividends and allow the income generated from their investments to compound over time.

FUND PERFORMANCE

Oppenheimer Rochester Limited Term New York Municipal Fund held more than 1,150 securities as of June 28, 2013. The Fund was invested in a broad range of sectors, providing shareholders with a diversity of holdings that we believe would be difficult and costly to replicate in an individual portfolio.

The Class A distribution yield of 3.54% at net asset value as of June 28, 2013, was 106 basis points higher than the average in Lipper’s Other States Short-Intermediate Municipal Debt Funds category, which was 2.48%. Additionally, for a taxable investment to provide a greater benefit than an investment in this Fund, it would have to yield more than 5.54%, based on the Fund’s standardized yield as of June 30, 2013, and current federal and New York State income tax rates.

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND	5

The Rochester portfolio management team

The average distribution yield for June 2013 in Lipper’s Other States Short-Intermediate Municipal Debt Funds category was 2.48%. At 3.54%, the distribution yield for the Fund’s Class A shares was 106 basis points higher than the category average.

Refundings were a common occurrence during this reporting period and led to increased dividend pressure throughout the muni bond fund industry. In refundings, municipal issuers seek to reduce their debt service obligations by exercising the call feature on their higher coupon bonds and then borrowing at lower interest rates. During this reporting period, these transactions made it difficult for this Fund to replace the called bonds with bonds that had equally attractive yields.

Refundings tend to become less popular in higher-rate environments, as the savings on debt service payments may not be sufficient to justify the process’s costs. However, when interest rates are low, as they were for most of this reporting period, refundings generally put municipal bond fund dividends under pressure.

The dividends of this Fund, which were 1 cent per Class A share at the outset of this reporting period, were reduced to 0.95 cent per share beginning with the April 2013 payout.

Securities issued in the Commonwealth of Puerto Rico, which are exempt from federal, state and local income taxes, represented 25.6% of the Fund’s net assets at the end of this reporting period. The Fund’s holdings, some of which are insured, include G.O. debt and securities from many different sec-

6	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

The Rochester credit research team

tors. Most of the Fund’s investments in securities issued in Puerto Rico are supported by taxes and other revenues and are designed to help finance electric utilities, highways and education.

During this reporting period, Gov. Alejandro Garcia Padilla agreed to privatize the island’s main airport and pushed through sweeping pension reform. He won approval for a $9.8 billion budget that calls for $1.4 billion in additional taxes in fiscal 2014.

All three national credit ratings agencies—S&P, Moody’s and Fitch—maintained investment-grade ratings for the Commonwealth's G.O. debt this reporting period. In March 2013, however, S&P downgraded the revenue-backed bonds issued by the Puerto Rico Aqueduct and Sewer Authority (PRASA), a decision that we believe is at odds with the authority’s current and projected financial health. This decision was particularly surprising, we note, in light of PRASA’s move to raise rates substantially. During this reporting period, we continued to identify what we believe to be attractive values in Puerto Rico.

Municipal bonds backed by proceeds from the tobacco Master Settlement Agreement (the MSA), the national litigation settlement with U.S. tobacco manufacturers, represented 12.8% of the Fund’s total assets at the end of this reporting period.

We like that “tobacco bonds” can provide tax-exempt income for investors as well as benefits to the issuing states and territories. We believe the securities we hold in this sector are fundamentally sound credits. Our long-term view of the sector remains bullish

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND	7

and, given attractive valuations, we believe that it is likely we will continue to hold a greater percentage of tobacco bonds in our portfolios than our peers. As in prior reporting periods, the tobacco bonds this Fund held during this reporting period made all scheduled payments of interest and principal on time and in full. Investors should note that we believe the sector is well positioned to provide high levels of tax-free income to the long-term benefit of our yield-seeking investors.

G.O. debt backed by the full faith and taxing authority of state and local governments represented 11.3% of total assets at the end of this reporting period. The Fund’s G.O. holdings include bonds issued in Puerto Rico and many municipalities in New York.

The Fund’s holdings in municipal bonds issued by utilities represented 10.8% of total assets at the end of this reporting period. As of June 28, 2013, this set of holdings included electric utilities, with 6.9% of the Fund’s total assets, water utilities with 3.2%, and gas utilities with 0.7%. Our holdings in this sector consist of securities in the mid-range of the credit spectrum.

The Fund was invested in the hospital/healthcare sector, representing 9.5% of the Fund’s total assets at the end of this reporting period. Our holdings in this sector consist of securities across the credit spectrum.

The Fund was also invested in securities used to finance marine and aviation facilities this reporting period. Many of these securities are high-grade investments that are backed by the valuable collateral of the projects whose construction they finance. At the end of the reporting period, 9.3% of the Fund’s total assets were invested in securities in the marine/aviation facilities sector.

Our approach to municipal bond investing is flexible and responsive to market conditions.

During this reporting period, the Fund maintained a small investment (1.6%) in municipal inverse-floating rate securities, which are tax-exempt securities with interest payments that move inversely to changes in short-term interest rates. “Inverse floaters” generally offer higher tax-free yields than fixed-rate bonds of comparable maturity and credit quality, but they face greater price volatility, too. During this reporting period, “inverse floaters” provided attractive levels of tax-free income.

Our approach to municipal bond investing is flexible and responsive to market conditions. Shareholders should note that market conditions during this reporting period did not affect the Fund’s overall investment objectives or cause it to pay any capital gain distributions. In closing, we believe that our time-tested strategies and the Fund’s structure and sector composition will continue to benefit fixed-income investors through interest rate and economic cycles.

8	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

INVESTMENT STRATEGY

The Rochester investment team focuses exclusively on municipal bonds and has consistently used a time-tested, value-oriented and security-specific approach to fund management. We know that market conditions can and do fluctuate, but we do not waver in our belief in the power of tax-free yield to help investors achieve their long-term objectives.

This “maturity managed” Fund uses a dollar-weighted approach to measuring the average maturity of its securities and seeks an average effective maturity of 5 years or less for its portfolio. While the Fund invests primarily in investment-grade municipal securities, it may invest up to 5% of its total assets in below-investment grade securities, or “junk” bonds; the percentage of assets is measured at the time of purchase and the credit quality of the securities is based on Nationally Recognized Statistical Rating Organization (“NRSRO”) ratings or, if no NRSRO rating, on internal ratings.

Our team continually searches for undervalued bonds that we believe will provide a meaningful level of tax-free income until maturity. Rather than making allocation shifts based on expected market conditions, we search the marketplace for what we believe to be the best values for generating income. It remains important to note that we do not manage our funds based on predictions of interest rate changes.

Instead, our investment approach involves scouring the market for municipal securities that meet our stringent credit criteria and buying bonds that we believe will deliver above-average yields relative to peer funds. We focus on identifying inefficiencies in market pricing that can lead to investment advantages. We seek to maintain a thoughtful mix of industry sectors, maturities and credit ratings in this Fund’s portfolio.

The Rochester team also prospects for yield-enhancing opportunities in the secondary market, often picking up odd lots that we believe can add significant incremental yield to our portfolios. We will also look for non-rated issues with solid credit qualities, which we believe can often help enhance a fund’s tax-free yield. Investors should note that non-rated or unrated securities may or may not be the equivalent of investment-grade securities.

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND	9

The Rochester Way, we believe, distinguishes our approach to municipal investing from those of our competitors.

Daniel G. Loughran,

Senior Vice President, Senior Portfolio Manager and Team Leader, on behalf of the rest of the Rochester portfolio management team: Scott S. Cottier, Troy E. Willis, Mark R. DeMitry, Michael L. Camarella, Charles S. Pulire and research analyst Elizabeth S. Mossow.

10	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Top Holdings and Allocations

TOP TEN CATEGORIES
Tobacco-Master Settlement Agreement	12.8%
General Obligation	11.3
Hospital/Healthcare	9.5
Marine/Aviation Facilities	9.3
Highways/Commuter Facilities	8.4
Electric Utilities	6.9
Sales Tax Revenue	5.7
Government Appropriation	5.0
Higher Education	4.5
Special Tax	4.3

Portfolio holdings are subject to change. Percentages are as of June 28, 2013, and are based on total assets. June 28, 2013, was the last business day of the Fund’s reporting period. See Note 1 of the accompanying Notes to Financial Statements.

CREDIT ALLOCATION
	NRSRO- Rated	Manager- Rated	Total
AAA	7.3%	0.7%	8.0%
AA	26.8	0.0	26.8
A	28.0	0.1	28.1
BBB	28.3	3.9	32.2
BB or lower	3.8	1.1	4.9
Total	94.2%	5.8%	100.0%

The percentages above are based on the market value of the securities as of June 28, 2013, and are subject to change. OppenheimerFunds, Inc. determines the credit allocation of the Fund’s assets using ratings by nationally recognized statistical rating organizations (NRSROs), such as Standard & Poor’s. For any security rated by an NRSRO other than S&P, OppenheimerFunds, Inc. converts that security’s rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. For securities not rated by an NRSRO, OppenheimerFunds, Inc. uses its own credit analysis to assign ratings in categories similar to those of S&P. The use of similar categories is not an indication that OppenheimerFunds, Inc.’s credit analysis process is consistent or comparable with any NRSRO’s process were that NRSRO to rate the same security.

For the purposes of this Credit Allocation table, securities rated within the NRSROs’ four highest categories—AAA, AA, A and BBB—are investment-grade securities. For further details, please consult the Fund’s prospectus or Statement of Additional Information.

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND	11

Performance

DISTRIBUTION YIELDS
As of 6/28/13
	Without Sales Chg.	With Sales Chg.
Class A	3.54%	3.47%
Class B	2.75	N/A
Class C	2.83	N/A
Class Y	3.76	N/A

STANDARDIZED YIELDS		TAXABLE EQUIVALENT YIELDS
For the 30 Days Ended 6/30/13		As of 6/30/13
Class A	2.86%	Class A	5.54%
Class B	2.09	Class B	4.05
Class C	2.15	Class C	4.17
Class Y	3.16	Class Y	6.12

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 6/28/13

		Inception Date	6-Month	1-Year	5-Year	10-Year	Since Inception
CLASS A	(LTNYX)	9/18/91	–2.10%	0.26%	4.43%	4.26%	5.19%
CLASS B	(LTBBX)	5/1/97	–2.21	–0.57	3.54	3.77	4.27
CLASS C	(LTNCX)	5/1/97	–2.19	–0.50	3.65	3.48	3.77
CLASS Y	(LTBYX)	3/30/11	–1.69	0.80	N/A	N/A	5.56

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 6/28/13
		Inception Date	6-Month	1-Year	5-Year	10-Year	Since Inception
CLASS A	(LTNYX)	9/18/91	–4.30%	–1.99%	3.95%	4.02%	5.08%
CLASS B	(LTBBX)	5/1/97	–6.07	–4.44	3.36	3.77	4.27
CLASS C	(LTNCX)	5/1/97	–3.15	–1.46	3.65	3.48	3.77
CLASS Y	(LTBYX)	3/30/11	–1.69	0.80	N/A	N/A	5.56

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investments. Returns for periods of less than one year are cumulative, not

12	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

annualized. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 2.25%; for Class B shares, the contingent deferred sales charge of 4% (1-year) and 1% (5-year); and for Class C, the contingent deferred sales charge of 1% for the 1-year period. Prior to April 1, 2012, the maximum initial sales charge for Class A shares of the Fund was 3.50%. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion.

June 28, 2013, was the last business day of the Fund’s reporting period. See Note 1 of the accompanying Notes to Financial Statements. Index returns are calculated through June 30, 2013.

The Fund’s performance is compared to the performance of the BofA Merrill Lynch Municipal Index (3-7 Years), which consists of municipal bonds having remaining maturities between 3 and 7 years. The Fund’s performance is also compared to the Barclays Municipal Bond Index, an unmanaged index of a broad range of investment-grade municipal bonds that is a measure of the general municipal bond market. Indices are unmanaged and cannot be purchased by investors. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

Distribution yields for Class A shares are based on dividends of $0.0095 for the 28-day accrual period ended June 25, 2013. The yield without sales charge for Class A shares is calculated by dividing annualized dividends by the Class A net asset value on June 25, 2013; for the yield with sales charge, the denominator is the Class A maximum offering price on that date. Distribution yields for Class B, C and Y are annualized based on dividends of $0.0074, $0.0076 and $0.0101, respectively, for the 28-day accrual period ended June 25, 2013, and on the corresponding net asset values on that date.

Standardized yield is based on the Fund’s net investment income for the 30-day period ended June 30, 2013, and either that date’s maximum offering price (for Class A shares) or net asset value (for the other classes). Each result is compounded semiannually and annualized. Falling share prices artificially increase yields.

The average distribution yield in this Fund’s Lipper category was calculated based on the distributions and the final net asset values (NAVs) of the reporting period for the funds in each category. The average yield at NAV in Lipper’s Other States Municipal Debt Funds category is based on 7 NAVs, one for each class of each fund in the category; a fund can have up to 4 classes. Lipper yields do not include sales charges—which, if included, would reduce results.

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND	13

Taxable equivalent yield is based on the standardized yield and the 2013 combined federal and New York tax rate of 48.4%. Calculations factor in the 3.8% tax on unearned income under the Patient Protection and Affordable Care Act, as applicable. A portion of the Fund’s distributions may be subject to tax; distributions may also increase an investor’s exposure to the alternative minimum tax. Capital gains distributions are taxable as capital gains. Tax treatments of the Fund’s distributions and capital gains may vary by state; investors should consult a tax advisor to determine if the Fund is appropriate for them. Each result is compounded semiannually and annualized. Falling share prices artificially increase yields. This Report must be preceded or accompanied by a Fund prospectus.

The average yields for AAA-rated municipal securities are provided by Municipal Market Advisors and are based on its benchmark of general obligation bonds structured with a 5% coupon. The MMA 5% benchmark is constructed using yields from the leading underwriters, who represent a significant percentage of the primary activity of the top 10 underwriters and therefore the total issuance. The benchmark that was used in shareholder reports before December 31, 2012, was based on par coupon yields and included a broader set of participants; the 5% benchmark is now considered the industry standard.

Investments in “tobacco bonds,” which are backed by the proceeds a state or territory receives from the 1998 national litigation settlement with tobacco manufacturers, may be vulnerable to economic and/or legislative events that affect issuers in a particular municipal market sector. Annual payments by MSA-participating manufacturers, for example, hinge on many factors, including annual domestic cigarette shipments, inflation and the relative market share of non-participating manufacturers. To date, we believe consumption figures remain within an acceptable range of the assumptions used to structure MSA bonds. Future MSA payments could be reduced if consumption were to fall more rapidly than originally forecast.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. or its affiliates.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund's investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

14	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 28, 2013.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND	15

Fund Expenses  Continued

Actual	Beginning Account Value January 1, 2013	Ending Account Value June 28, 2013	Expenses Paid During 6 Months Ended June 28, 2013
Class A	$1,000.00	$979.00	$3.89
Class B	1,000.00	977.90	7.89
Class C	1,000.00	978.10	7.60
Class Y	1,000.00	983.10	2.78

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.60	3.97
Class B	1,000.00	1,016.58	8.04
Class C	1,000.00	1,016.87	7.74
Class Y	1,000.00	1,021.73	2.83

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended June 28, 2013 are as follows:

Class	Expense Ratios
Class A	0.80%
Class B	1.62
Class C	1.56
Class Y	0.57

The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also shows the gross expense ratios, without waivers or reimbursements and reduction to custodian expenses, if applicable.

16	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS    June 28, 2013* / (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

Municipal Bonds and Notes—101.5%
New York—74.2%
$ 200,000	Addison, NY Central School District[1]	5.000%	06/01/2016	06/01/2016		$220,240
1,045,000	Addison, NY Central School District[1]	5.000	06/01/2018	06/01/2018		1,187,883
1,325,000	Addison, NY Central School District[1]	5.000	06/01/2020	06/01/2020		1,521,696
1,440,000	Addison, NY Central School District[1]	5.000	06/01/2021	06/01/2020	A	1,627,675
1,295,000	Addison, NY Central School District[1]	5.000	06/01/2022	06/01/2020	A	1,440,454
2,100,000	Albany County, NY IDA (Albany College of Pharmacy)[1]	5.250	12/01/2019	12/01/2014	A	2,174,613
50,000	Albany County, NY IDA (Wildwood Programs)	4.900	07/01/2021	08/04/2019	B	47,626
200,000	Albany, NY Capital Resource Corp. (St. Peter’s Hospital)[1]	6.000	11/15/2025	11/15/2020	A	227,080
75,000	Albany, NY Hsg. Authority (Lark Drive)	5.200	12/01/2013	07/28/2013	A	75,238
260,000	Albany, NY Hsg. Authority (Lark Drive)	5.400	12/01/2018	07/28/2013	A	260,528
1,365,000	Albany, NY IDA (Brighter Choice Charter School for Girls)[1]	4.500	04/01/2018	12/06/2016	A	1,376,179
820,000	Albany, NY IDA (Brighter Choice Charter School for Girls)[1]	4.550	04/01/2015	10/05/2014	B	833,005
720,000	Albany, NY IDA (H. Johnson Office Park)	5.750	03/01/2018	04/08/2016	B	710,957
2,590,000	Albany, NY IDA (St. Peter’s Hospital)[1]	5.250	11/15/2027	11/15/2017	A	2,739,857
3,710,000	Albany, NY IDA (St. Peter’s Hospital)[1]	5.250	11/15/2032	11/15/2017	A	3,843,931
3,000,000	Albany, NY IDA (St. Peter’s Hospital)[1]	5.750	11/15/2022	11/15/2017	A	3,328,890
140,000	Allegany County, NY IDA (Alfred University)[1]	5.000	08/01/2028	07/28/2013	A	140,069
20,000	Blasdell, NY Water System[1]	5.125	06/15/2017	07/28/2013	A	20,077
25,000	Blue Point, NY Fire District	4.625	08/01/2015	07/28/2013	A	25,075
570,000	Brookhaven, NY IDA (Enecon Corp.)	5.800	11/01/2018	07/02/2016	B	563,399
2,325,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2017	07/15/2017		2,618,392
1,400,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2018	07/15/2018		1,592,752
1,355,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2019	07/15/2019		1,551,190
1,550,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2020	01/15/2020	A	1,758,274
1,350,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[1]	5.750	10/01/2026	04/01/2021	A	1,548,801
25,000	Buffalo, NY GO (Parking)	4.400	11/15/2013	07/28/2013	A	25,082

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND	17

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 2,000,000	Build NYC Resource Corp. (Royal Charter Properties & Presbyterian Hospital)[1]	4.750%	12/15/2026	12/15/2022	A	$2,090,980
1,395,000	Build NYC Resource Corp. (Wagner College)[1]	5.000	07/01/2024	07/01/2022	A	1,529,506
1,705,000	Build NYC Resource Corp. (Wagner College)[1]	5.000	07/01/2025	07/01/2022	A	1,847,009
1,650,000	Build NYC Resource Corp. (Wagner College)[1]	5.000	07/01/2026	07/01/2022	A	1,768,635
1,705,000	Build NYC Resource Corp. (Wagner College)[1]	5.000	07/01/2028	07/01/2022	A	1,795,962
600,000	Build NYC Resource Corp. (YMCA of Greater New York)[1]	5.000	08/01/2021	08/01/2021		683,712
500,000	Build NYC Resource Corp. (YMCA of Greater New York)[1]	5.000	08/01/2022	08/01/2022		566,670
1,000,000	Build NYC Resource Corp. (YMCA of Greater New York)[1]	5.000	08/01/2032	08/01/2022	A	1,023,430
395,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)	5.250	11/01/2015	11/15/2014	B	392,871
50,000	Cattaraugus County, NY IDA (St. Bonaventure University)	5.000	09/15/2013	07/28/2013	A	50,090
500,000	Cattaraugus County, NY IDA (St. Bonaventure University)[1]	5.000	05/01/2023	05/01/2016	A	506,455
2,940,000	Cayuga County, NY COP (Auburn Memorial Hospital)	6.000	01/01/2021	07/28/2013	A	2,943,881
170,000	Chautaugua County, NY Public Improvement[1]	4.600	04/15/2014	10/15/2013	A	172,176
815,000	Chautauqua County, NY Tobacco Asset Securitization Corp.[1]	6.250	07/01/2016	01/11/2015	B	814,992
3,805,000	Chautauqua County, NY Tobacco Asset Securitization Corp.[1]	6.500	07/01/2024	06/07/2021	B	3,800,815
18,160,000	Chautauqua County, NY Tobacco Asset Securitization Corp.[1]	6.750	07/01/2040	05/29/2034	B	17,719,802
20,000	Chemung County, NY IDA (Arnot Ogden Medical Center)[1]	5.000	11/01/2029	11/01/2013	A	20,049
50,000	Chestertown, NY Fire District[1]	5.125	05/15/2020	11/15/2013	A	50,967
100,000	Clifton Park, NY Water Authority[1]	5.000	10/01/2026	10/01/2013	A	101,214
25,000	Clinton County, NY GO	4.500	07/15/2014	07/28/2013	A	25,074
200,000	Colonie, NY GO1	4.375	10/01/2018	07/28/2013	A	200,346
10,000	Cornwall on Hudson, NY1	5.000	07/15/2015	01/15/2014	A	10,204
10,000	Deerfield, NY GO	5.500	06/15/2014	06/15/2014		10,337
10,000	Deerfield, NY GO	5.500	06/15/2015	06/15/2015		10,623
10,000	Deerfield, NY GO	5.500	06/15/2016	06/15/2016		10,833

18	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 10,000	Deerfield, NY GO	5.500%	06/15/2017	06/15/2016	A	$10,762
10,000	Deerfield, NY GO	5.500	06/15/2018	06/15/2016	A	10,666
15,000	Deerfield, NY GO	5.500	06/15/2019	06/15/2016	A	15,917
15,000	Deerfield, NY GO	5.500	06/15/2020	06/15/2016	A	15,840
3,250,000	Dutchess County, NY Local Devel. Corp. (Anderson Center Services)[1]	6.000	10/01/2030	02/13/2020	A	3,255,330
1,135,000	East Rochester, NY Hsg. Authority (Perinton-Fairport)	4.800	08/01/2019	02/01/2014	A	1,172,603
2,500,000	East Rochester, NY Hsg. Authority (St. John’s Health Care)[1]	5.000	04/20/2027	10/20/2020	A	2,731,000
2,200,000	East Rochester, NY Hsg. Authority (Woodland Village)	5.150	08/01/2016	02/22/2015	B	2,256,320
510,000	East Rochester, NY Hsg. Authority (Woodland Village)	5.500	08/01/2033	05/21/2027	B	479,293
155,000	East Syracuse, NY Hsg. Authority (Bennett Manor Associates)[1]	6.700	04/01/2021	07/28/2013	A	155,403
2,350,000	Erie County, NY IDA (Buffalo City School District)[1]	5.750	05/01/2029	05/01/2018	A	2,648,168
155,000	Erie County, NY IDA (Medaille College)	6.875	10/01/2013	10/01/2013		155,959
3,310,000	Erie County, NY IDA (School Facility)[1]	5.000	05/01/2025	05/01/2022	A	3,718,586
2,000,000	Erie County, NY IDA (School Facility)[1]	5.000	05/01/2026	05/01/2022	A	2,227,460
600,000	Erie County, NY Public Improvement District[1]	5.000	04/01/2023	04/01/2022	A	679,944
525,000	Erie County, NY Public Improvement District[1]	5.000	04/01/2024	04/01/2022	A	588,142
500,000	Erie County, NY Public Improvement District[1]	5.000	04/01/2025	04/01/2022	A	554,940
700,000	Erie County, NY Public Improvement District[1]	5.000	04/01/2026	04/01/2022	A	768,614
29,615,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2031	02/06/2023	B	25,785,781
9,750,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2038	04/20/2028	B	7,951,223
250,000	Essex County, NY IDA (International Paper Company)[1]	6.450	11/15/2023	07/28/2013	A	250,363
360,000	Essex County, NY IDA (North Country Community College Foundation)[1]	4.600	06/01/2015	06/01/2015		378,554
30,000	Essex County, NY Improvement Authority (Mt. Carmel Towers)[1]	4.850	11/01/2032	07/28/2013	A	30,369
1,250,000	Fishkill, NY GO	3.250	07/19/2013	07/19/2013		1,250,600
285,000	Franklin County, NY IDA (North Country Community College Foundation)[1]	4.600	06/01/2015	06/01/2015		300,353

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND	19

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 835,000	Franklin County, NY Solid Waste Management Authority[1]	5.000%	06/01/2027	06/01/2022	A	$891,312
500,000	Geneva, NY Devel. Corp. (Hobart & William Smith Colleges)[1]	5.000	09/01/2025	09/01/2022	A	555,635
2,725,000	Geneva, NY Devel. Corp. (Hobart & William Smith Colleges)[1]	5.000	09/01/2032	09/01/2022	A	2,921,582
750,000	Glen Cove, NY GO1	6.250	04/01/2024	04/01/2016	A	787,898
905,000	Glen Cove, NY GO1	6.250	04/01/2025	04/01/2016	A	947,671
1,105,000	Glen Cove, NY GO1	6.250	04/01/2026	04/01/2016	A	1,153,532
10,000	Glen Falls, NY GO1	5.250	04/01/2018	10/01/2013	A	10,059
235,000	Gloversville, NY GO1	5.800	03/15/2014	09/15/2013	A	237,700
50,000	Gloversville, NY GO1	5.800	03/15/2015	09/15/2013	A	50,572
270,000	Gloversville, NY GO1	5.800	03/15/2017	09/15/2013	A	273,078
285,000	Gloversville, NY GO1	5.800	03/15/2018	09/15/2013	A	285,542
335,000	Hamilton County, NY IDA (Adirondack Historical Assoc.)[1]	5.250	11/01/2018	07/28/2013	A	335,653
75,000	Hempstead Village, NY GO1	5.000	09/15/2017	09/15/2016	A	81,994
75,000	Hempstead Village, NY GO1	5.000	09/15/2018	09/15/2016	A	80,922
1,195,000	Hempstead Village, NY GO1	5.000	07/01/2019	07/01/2014	A	1,252,312
75,000	Hempstead Village, NY GO1	5.000	09/15/2019	09/15/2016	A	80,151
75,000	Hempstead Village, NY GO1	5.000	09/15/2020	09/15/2016	A	79,650
75,000	Hempstead Village, NY GO1	5.000	09/15/2021	09/15/2016	A	79,001
75,000	Hempstead Village, NY GO1	5.000	09/15/2022	09/15/2016	A	78,407
75,000	Hempstead Village, NY GO1	5.000	09/15/2023	09/15/2016	A	78,088
15,000	Hempstead, NY IDA (Hofstra University Civic Facilities)[1]	5.250	07/01/2017	07/28/2013	A	15,051
495,000	Hempstead, NY IDA (Peninsula Counseling Center)	5.750	11/01/2018	07/06/2016	B	478,630
20,000	Hudson Falls, NY Central School District	4.750	06/15/2019	06/15/2019		22,003
1,570,000	Islip, NY IDA (United Cerebral Palsy Assoc.)	5.500	12/01/2016	06/23/2015	B	1,531,943
185,000	Islip, NY IDA (United Cerebral Palsy Assoc.)	5.500	12/01/2016	06/21/2015	B	181,550
2,990,000	Islip, NY Res Rec, Series E1	5.625	07/01/2017	07/01/2014	A	3,135,314
1,175,000	Islip, NY Res Rec, Series E1	5.750	07/01/2019	07/01/2014	A	1,238,192
1,100,000	Islip, NY Res Rec, Series E1	5.750	07/01/2020	07/01/2014	A	1,159,158
1,315,000	Islip, NY Res Rec, Series E1	5.750	07/01/2021	07/01/2014	A	1,385,721
1,000,000	Islip, NY Res Rec, Series E1	5.750	07/01/2023	07/01/2014	A	1,052,740
250,000	Jamestown, NY GO	5.000	08/01/2024	08/01/2014	A	254,335
250,000	Jamestown, NY GO	5.000	08/01/2025	08/01/2014	A	253,973

20	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 2,620,000	Jefferson County, NY IDA (International Paper)[1]	5.200%	12/01/2020	12/01/2013	A	$2,626,576
230,000	L.I., NY Power Authority[1]	6.000	05/01/2033	05/01/2019	A	263,702
4,965,000	L.I., NY Power Authority, Series A1	5.000	12/01/2022	12/01/2016	A	5,383,500
5,850,000	L.I., NY Power Authority, Series A1	5.000	12/01/2025	06/01/2016	A	6,259,442
19,945,000	L.I., NY Power Authority, Series A1	5.000	09/01/2026	09/01/2022	A	21,724,094
10,125,000	L.I., NY Power Authority, Series A1	5.000	12/01/2026	06/01/2016	A	10,693,316
5,080,000	L.I., NY Power Authority, Series A1	5.000	12/01/2026	06/01/2016	A	5,261,051
1,030,000	L.I., NY Power Authority, Series A1	5.100	09/01/2029	09/01/2014	A	1,065,988
100,000	L.I., NY Power Authority, Series A1	5.250	12/01/2020	06/01/2016	A	108,844
250,000	L.I., NY Power Authority, Series A1	5.500	04/01/2024	04/01/2019	A	283,805
1,700,000	L.I., NY Power Authority, Series A1	5.750	04/01/2039	04/01/2019	A	1,902,147
480,000	L.I., NY Power Authority, Series A1	6.250	04/01/2033	04/01/2019	A	559,426
4,000,000	L.I., NY Power Authority, Series B1	5.000	09/01/2024	09/01/2022	A	4,447,200
10,000,000	L.I., NY Power Authority, Series B1	5.000	09/01/2027	09/01/2022	A	10,806,300
14,825,000	L.I., NY Power Authority, Series B1	5.000	09/01/2029	09/01/2022	A	15,707,829
85,000	L.I., NY Power Authority, Series C1	5.000	09/01/2028	09/01/2013	A	85,708
25,000	L.I., NY Power Authority, Series C1	5.000	09/01/2028	09/01/2013	A	25,135
185,000	Lackawanna, NY Hsg. Authority[1]	5.000	09/01/2015	09/01/2015		201,012
2,210,000	Livingston County, NY IDA (Nicholas H. Noyes Memorial Hospital)[1]	5.875	07/01/2022	07/28/2013	A	2,211,613
1,010,000	Livingston County, NY IDA (Nicholas H. Noyes Memorial Hospital)[1]	6.000	07/01/2030	07/28/2013	A	1,010,394
70,000	Livonia, NY GO1	5.000	06/15/2020	06/15/2017	A	75,674
75,000	Livonia, NY GO1	5.000	06/15/2021	06/15/2017	A	80,334
80,000	Livonia, NY GO1	5.000	06/15/2022	06/15/2017	A	84,922
85,000	Livonia, NY GO1	5.000	06/15/2023	06/15/2017	A	89,741
90,000	Livonia, NY GO1	5.000	06/15/2024	06/15/2017	A	94,506
75,000	Livonia, NY GO1	5.000	06/15/2025	06/15/2017	A	78,353
2,020,000	Long Beach, NY GO	3.000	12/20/2013	12/20/2013		2,029,151
35,000	Lyncourt, NY Fire District[1]	6.000	10/15/2016	10/15/2013	A	35,425
2,000,000	Lyons, NY Community Health Initiatives Corp.[1]	5.550	09/01/2024	09/01/2014	A	2,160,380
100,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000	06/01/2015	12/04/2014	B	101,218
2,065,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000	06/01/2022	06/01/2016	A	2,110,244
90,000	Madison County, NY IDA (Oneida Healthcare Center)[1]	5.300	02/01/2021	07/28/2013	A	90,050
1,500,000	Madison County, NY IDA (Oneida Healthcare Center)[1]	5.350	02/01/2031	07/28/2013	A	1,500,345

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND	21

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 1,220,000	Madison County, NY IDA (Oneida Healthcare Center)[1]	5.500%	02/01/2016	07/28/2013	A	$1,222,477
5,000	Monroe County, NY GO	5.000	06/01/2017	07/28/2013	A	5,019
25,000	Monroe County, NY GO1	5.750	06/01/2015	07/28/2013	A	25,111
1,375,000	Monroe County, NY IDA (Nazareth College of Rochester)[1]	5.250	10/01/2021	07/14/2013	A	1,378,011
400,000	Monroe County, NY IDA (Rochester General Hospital)[1]	5.000	12/01/2026	12/01/2022	A	424,308
345,000	Monroe County, NY IDA (Rochester General Hospital)[1]	5.000	12/01/2027	12/01/2022	A	362,630
660,000	Monroe County, NY IDA (Rochester General Hospital)[1]	5.000	12/01/2028	12/01/2022	A	687,416
5,000,000	Monroe County, NY IDA (Rochester Schools Modernization)[1]	5.000	05/01/2028	05/01/2023	A	5,441,450
9,665,000	Monroe County, NY IDA (Rochester Schools Modernization)[1]	5.000	05/01/2029	05/01/2023	A	10,419,933
1,130,000	Monroe County, NY IDA (Rochester Schools Modernization)[1]	5.000	05/01/2030	05/01/2023	A	1,209,733
565,000	Monroe County, NY IDA (Southview Towers)[1]	6.125	02/01/2020	07/28/2013	A	566,345
275,000	Monroe County, NY IDA (Summit at Brighton)	5.000	07/01/2016	01/21/2015	B	267,347
630,000	Monroe County, NY IDA (West End Business Center)	5.125	12/01/2014	06/07/2014	B	623,593
200,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.000	10/01/2026	10/01/2021	A	208,644
30,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.000	10/01/2031	07/14/2013	A	30,062
2,120,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.000	06/01/2021	06/01/2021		2,324,834
615,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.000	06/01/2023	06/01/2022	A	668,302
330,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.000	06/01/2024	06/01/2022	A	353,638
210,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.000	06/01/2025	06/01/2022	A	222,086
9,000,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)[1]	5.500	08/15/2023	07/14/2015	A	9,701,640
17,500,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)[1]	5.750	08/15/2030	02/15/2021	A	19,704,125
50,000	Monroe County, NY Water Authority[1]	5.250	08/01/2016	07/28/2013	A	50,202
7,800,000	Monroe, NY Newpower Corp.[1]	6.375	01/01/2024	01/01/2014	A	7,844,382

22	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 280,000	Mount Vernon, NY IDA (Kings Court)[1]	5.125%	12/01/2023	12/01/2013	A	$284,393
975,000	Mount Vernon, NY IDA (Macedonia Towers)[1]	5.125	12/01/2023	12/01/2013	A	989,469
300,000	Nassau County, NY IDA (ACDS)	5.950	11/01/2022	11/01/2022		285,123
395,000	Nassau County, NY IDA (ACDS)	6.000	12/01/2019	02/26/2017	B	385,828
230,000	Nassau County, NY IDA (ALIA-ACDS)	7.000	11/01/2016	11/01/2013	A	230,596
340,000	Nassau County, NY IDA (ALIA-CMA)	7.000	11/01/2016	11/01/2013	A	340,881
265,000	Nassau County, NY IDA (ALIA-CRR)	7.000	11/01/2016	11/01/2013	A	265,686
60,000	Nassau County, NY IDA (ALIA-FREE)	7.000	11/01/2016	11/01/2013	A	60,155
240,000	Nassau County, NY IDA (ALIA-HKSB)	7.000	11/01/2016	11/01/2013	A	240,622
1,600,000	Nassau County, NY IDA (CSMR)	5.950	11/01/2022	11/01/2022		1,520,656
1,005,000	Nassau County, NY IDA (CSMR)	6.000	12/01/2019	02/22/2017	B	985,322
200,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)	5.950	11/01/2022	11/01/2022		190,082
470,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)	6.000	12/01/2019	02/24/2017	B	461,611
180,000	Nassau County, NY IDA (Hispanic Counseling Center)	6.000	11/01/2017	11/01/2017		177,305
17,015,000	Nassau County, NY IDA (Keyspan-Glenwood Energy Center)[1]	5.250	06/01/2027	07/28/2013	A	17,061,621
200,000	Nassau County, NY IDA (Life’s WORCA)	5.950	11/01/2022	11/01/2022		190,082
500,000	Nassau County, NY IDA (New York Institute of Technology)[1]	5.000	03/01/2021	03/01/2020	A	545,435
500,000	Nassau County, NY IDA (PLUS Group Home)	6.150	11/01/2022	11/01/2022		482,050
70,000	Nassau County, NY IDA (United Veteran’s Beacon House)	6.000	11/01/2017	11/01/2017		68,952
325,000	Nassau County, NY IDA (WORCA)	6.000	12/01/2019	02/22/2017	B	317,398
70,000	Nassau County, NY IDA, Series C	6.000	12/01/2019	04/01/2017	B	68,363
2,230,000	Nassau County, NY Local Economic Assistance Corp. (South Nassau Communities Hospital)[1]	5.000	07/01/2022	07/01/2022		2,443,233
5,690,000	Nassau County, NY Local Economic Assistance Corp. (South Nassau Communities Hospital)[1]	5.000	07/01/2027	07/01/2022	A	5,824,682
4,500,000	Nassau County, NY Local Economic Assistance Corp. (Winthrop University Hospital)[1]	5.000	07/01/2027	07/01/2022	A	4,589,955
21,000,000	Nassau County, NY Tobacco Settlement Corp.[1]	5.250	06/01/2026	04/13/2024	B	19,803,840
15,000	New Paltz, NY Central School District[1]	4.500	06/01/2016	07/28/2013	A	15,044

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND	23

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity**		Value

New York Continued
$13,010,000	New Rochelle, NY IDA (College of New Rochelle)[1]	5.250%		07/01/2027	04/07/2024	B	$12,946,121
4,755,000	New Rochelle, NY IDA (College of New Rochelle)[1]	5.500		07/01/2019	12/15/2013	A	4,785,289
870,000	Newburgh, NY IDA (Bourne & Kenney Redevel. Company)[1]	5.650		08/01/2020	07/28/2013	A	872,393
2,535,000	Newburgh, NY IDA (Bourne & Kenney Redevel. Company)[1]	5.750		02/01/2032	07/28/2013	A	2,536,648
210,000	Niagara County, NY IDA (Affinity Foxwood Place)[1]	4.350		01/20/2017	05/04/2015	B	216,229
800,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750		06/01/2018	06/01/2014	A	806,336
1,175,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	5.875		05/15/2022	11/15/2013	A	1,174,859
1,190,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250		05/15/2034	01/12/2027	B	1,162,797
945,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250		05/15/2040	01/27/2031	B	886,665
11,995,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.750		05/15/2029	11/15/2013	A	11,994,040
2,045,000	Niagara Falls, NY City School District (High School Facility)[1]	5.000		06/15/2021	06/15/2015	A	2,151,974
870,000	Niagara Falls, NY City School District (High School Facility)[1]	5.000		06/15/2022	06/15/2015	A	915,510
200,000	Niagara Falls, NY City School District (High School Facility)[1]	5.000		06/15/2025	06/15/2015	A	209,114
455,000	Niagara Falls, NY GO1	4.500		03/01/2019	07/28/2013	A	455,692
475,000	Niagara Falls, NY GO1	4.500		03/01/2020	07/28/2013	A	475,656
250,000	Niagara Falls, NY GO1	4.500		03/01/2021	07/28/2013	A	250,290
1,000,000	Niagara Falls, NY Public Water Authority	5.500		07/15/2034	07/15/2015	A	1,018,050
320,000	Niagara, NY Area Devel. Corp. (Niagara University)[1]	5.000		05/01/2026	05/01/2022	A	335,037
1,000,000	Niagara, NY Area Devel. Corp. (Niagara University)[1]	5.000		05/01/2030	05/01/2022	A	1,009,180
4,550,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	0.387	[2]	04/01/2024	07/11/2013	A	3,991,428
225,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	0.387	[2]	04/01/2024	07/11/2013	A	197,383
2,250,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	0.391	[2]	04/01/2024	07/03/2013	A	1,976,202

24	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 125,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.000%	04/01/2028	02/24/2024	B	$116,276
100,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.500	04/01/2016	07/28/2013	A	101,127
3,345,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.500	04/01/2017	07/28/2013	A	3,383,702
10,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.500	04/01/2019	07/28/2013	A	10,118
18,815,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.625	04/01/2029	07/28/2013	A	19,023,847
410,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.750	04/01/2019	07/28/2013	A	414,744
75,000	Niagara, NY Frontier Transportation Authority International Airport[1]	5.000	04/01/2018	07/28/2013	A	75,010
1,065,000	North Babylon, NY Volunteer Fire Company	5.750	08/01/2022	07/13/2018	B	1,046,916
515,000	NY Capital District Youth Center[1]	6.000	02/01/2017	08/01/2013	A	517,034
125,000	NY Convention Center (Hotel Unit)[1]	5.000	11/15/2026	11/15/2015	A	133,411
65,000	NY Counties Tobacco Trust I1	5.875	06/01/2014	11/28/2013	A	64,993
4,670,000	NY Counties Tobacco Trust I1	6.300	06/01/2019	11/28/2013	A	4,669,720
4,390,000	NY Counties Tobacco Trust I1	6.500	06/01/2035	12/09/2018	B	4,216,595
3,295,000	NY Counties Tobacco Trust I1	6.625	06/01/2042	12/25/2023	B	3,263,368
9,155,000	NY Counties Tobacco Trust II (TASC)[1]	5.250	06/01/2025	06/01/2025		8,778,638
915,000	NY Counties Tobacco Trust II (TASC)[1]	5.625	06/01/2035	09/29/2020	B	882,042
1,925,000	NY Counties Tobacco Trust II (TASC)[1]	5.750	06/01/2014	07/28/2013	A	1,925,520
800,000	NY Counties Tobacco Trust II (TASC)[1]	5.750	06/01/2043	07/28/2013	A	815,952
2,120,000	NY Counties Tobacco Trust II (TASC)[1]	6.000	06/01/2015	07/28/2013	A	2,120,827
2,330,000	NY Counties Tobacco Trust II (TASC)[1]	6.000	06/01/2016	07/28/2013	A	2,330,699
6,140,000	NY Counties Tobacco Trust III[1]	5.750	06/01/2033	07/28/2013	A	6,143,868
18,575,000	NY Counties Tobacco Trust III[1]	6.000	06/01/2043	07/28/2013	A	18,641,313
2,375,000	NY Counties Tobacco Trust IV1	4.250	06/01/2021	06/01/2015	A	2,376,330
4,520,000	NY Counties Tobacco Trust IV (TASC)[1]	4.750	06/01/2026	08/18/2018	B	4,171,689

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND	25

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$38,400,000	NY Counties Tobacco Trust IV (TASC)[1]	6.250%	06/01/2041	01/01/2027	B	$35,524,224
500,000	NY Grand Central BID (Grand Central District Management)[1]	5.000	01/01/2022	01/01/2014	A	511,135
5,000	NY MTA Commuter Facilities, Series 7[1]	5.625	07/01/2016	07/28/2013	A	5,219
5,000	NY MTA Commuter Facilities, Series B	5.000	07/01/2017	07/28/2013	A	5,229
50,000	NY MTA Commuter Facilities, Series B	5.125	07/01/2024	07/28/2013	A	51,398
5,000	NY MTA Commuter Facilities, Series D1	5.000	07/01/2016	07/28/2013	A	5,226
300,000	NY MTA, Series 2008C1	6.250	11/15/2023	11/15/2018	A	358,236
7,150,000	NY MTA, Series A1	5.000	11/15/2026	11/15/2017	A	7,757,178
10,785,000	NY MTA, Series A1	5.000	11/15/2026	05/15/2016	A	11,592,797
32,960,000	NY MTA, Series A1	5.000	11/15/2027	11/15/2022	A	36,695,027
10,250,000	NY MTA, Series A1	5.000	11/15/2028	11/15/2022	A	11,289,043
12,000,000	NY MTA, Series A1	5.000	11/15/2029	11/15/2022	A	13,107,120
2,500,000	NY MTA, Series A1	5.000	11/15/2029	05/15/2023	A	2,654,025
12,475,000	NY MTA, Series A1	5.250	11/15/2029	05/15/2016	A	13,277,392
100,000	NY MTA, Series B1	5.000	11/15/2023	11/15/2016	A	110,951
130,000	NY MTA, Series B1	5.000	11/15/2028	11/15/2013	A	132,354
6,500,000	NY MTA, Series B1	5.250	11/15/2027	11/15/2019	A	7,250,165
14,000,000	NY MTA, Series C1	5.000	11/15/2028	11/15/2022	A	15,119,580
10,000,000	NY MTA, Series C1	5.000	11/15/2029	11/15/2022	A	10,702,600
5,000,000	NY MTA, Series C1	5.000	11/15/2030	11/15/2022	A	5,315,250
3,500,000	NY MTA, Series C1	5.000	11/15/2031	11/15/2022	A	3,692,850
5,000,000	NY MTA, Series D1	5.000	11/01/2024	11/01/2022	A	5,649,650
6,000,000	NY MTA, Series D1	5.000	11/15/2024	11/15/2017	A	6,724,680
4,000,000	NY MTA, Series D1	5.000	11/01/2025	11/01/2022	A	4,478,320
20,000,000	NY MTA, Series D1	5.000	11/15/2026	11/15/2022	A	22,019,200
25,000,000	NY MTA, Series D1	5.000	11/15/2027	11/15/2019	A	27,129,750
20,000,000	NY MTA, Series D1	5.000	11/15/2028	11/15/2022	A	21,599,400
20,000,000	NY MTA, Series D1	5.000	11/15/2029	11/15/2022	A	21,405,200
5,000,000	NY MTA, Series D1	5.000	11/15/2031	11/15/2021	A	5,251,050
11,800,000	NY MTA, Series D-1[1]	5.000	11/01/2026	11/01/2022	A	12,988,614
5,075,000	NY MTA, Series D-1[1]	5.000	11/01/2028	11/01/2022	A	5,479,427
16,845,000	NY MTA, Series F1	5.000	11/15/2027	11/15/2022	A	18,347,069
2,230,000	NY MTA, Series F1	5.000	11/15/2030	11/15/2015	A	2,353,787
34,140,000	NY MTA, Series F1	5.000	11/15/2030	11/15/2022	A	36,292,527
5,000,000	NY MTA, Series H1	5.000	11/15/2030	11/15/2022	A	5,315,250

26	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 35,000	NY New Hartford-Sunset Wood Funding Corp.	5.950%	08/01/2027	08/01/2013	A	$35,063
4,180,000	NY Oneida Healthcare Corp. (Oneida Health Systems)[1]	5.300	02/01/2021	07/28/2013	A	4,183,887
2,105,000	NY Oneida Healthcare Corp. (Oneida Health Systems)[1]	5.500	02/01/2016	07/28/2013	A	2,109,905
10,000,000	NY Sales Tax Asset Receivable Corp.[1]	5.000	10/15/2026	10/15/2014	A	10,477,600
25,720,000	NY Seneca Nation Indians Capital Improvements[1]	5.000	12/01/2023	06/01/2017	A	25,942,221
35,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	4.200	06/01/2018	07/28/2013	A	35,084
500,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.250	06/01/2020	07/28/2013	A	501,990
8,055,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.250	06/01/2020	07/28/2013	A	8,088,589
125,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.250	06/01/2021	07/28/2013	A	125,496
25,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.250	06/01/2021	07/28/2013	A	25,100
2,220,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.250	06/01/2021	07/28/2013	A	2,226,394
2,000,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.250	06/01/2022	07/28/2013	A	2,005,760
220,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2019	07/28/2013	A	220,922
10,200,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2019	07/28/2013	A	10,236,006
25,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2020	07/28/2013	A	25,106
11,000,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2020	07/28/2013	A	11,046,090
19,740,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2021	07/28/2013	A	19,823,895
40,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	01/01/2024	07/25/2022	A	39,588
4,525,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	01/01/2025	01/01/2022	A	5,156,373
10,480,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2026	07/28/2013	A	10,519,405
38,900,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2026	11/15/2022	A	44,272,090
8,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2026	05/15/2023	A	8,968,160
6,100,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2027	11/15/2022	A	6,872,870

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND	27

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity**		Value

New York Continued
$ 210,000	NY Triborough Bridge & Tunnel Authority[1]	5.000%		11/15/2028	11/15/2013	A	$213,803
5,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2028	11/15/2022	A	5,578,200
10,860,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2028	05/15/2023	A	11,924,714
4,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2029	11/15/2022	A	4,422,160
2,540,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2029	11/15/2022	A	2,808,072
1,500,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2029	05/15/2023	A	1,639,305
1,500,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2030	11/15/2022	A	1,644,585
1,180,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2032	07/28/2013	A	1,183,210
2,635,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2032	11/15/2022	A	2,852,150
1,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2033	11/15/2018	A	1,049,420
205,000	NY Triborough Bridge & Tunnel Authority[1]	5.250		11/15/2022	07/28/2013	A	205,828
6,650,000	NY Triborough Bridge & Tunnel Authority[1]	5.250		11/15/2023	07/28/2013	A	6,676,600
150,780,000	NY TSASC, Inc. (TFABs)[1]	4.750		06/01/2022	05/16/2015	B	147,292,459
50,000,000	NY TSASC, Inc. (TFABs)[3]	5.000		06/01/2026	06/01/2026		46,805,500
14,000,000	NY TSASC, Inc. (TFABs)[1]	5.000		06/01/2026	11/21/2021	B	13,105,540
14,740,000	NY TSASC, Inc. (TFABs)[1]	5.000		06/01/2034	10/19/2027	B	12,370,250
150,000	NY Valley Health Devel. Corp.[1]	6.750		05/20/2022	07/28/2013	A	153,708
10,000,000	NYC Capital Resources Corp. (Albee Retail Devel.)	7.250		11/01/2042	11/01/2013	A	10,004,700
45,335,000	NYC GO1	4.900	[2]	12/15/2028	07/05/2013	A	46,267,994
50,000,000	NYC GO1	4.950	[2]	12/15/2033	07/05/2013	A	51,040,500
5,000	NYC GO1	5.000		08/01/2015	07/28/2013	A	5,018
35,000	NYC GO1	5.000		08/01/2015	07/28/2013	A	35,124
225,000	NYC GO1	5.000		08/01/2020	08/01/2014	A	235,541
5,000	NYC GO1	5.000		08/01/2022	07/28/2013	A	5,014
500,000	NYC GO1	5.000		08/01/2022	08/01/2015	A	539,975
13,105,000	NYC GO1	5.000		10/01/2022	10/01/2021	A	15,272,174
19,815,000	NYC GO	5.000		06/01/2023	06/01/2015	A	21,537,716
9,185,000	NYC GO3	5.000		06/01/2023	03/12/2021	A	9,856,586
8,065,000	NYC GO1	5.000		08/01/2023	08/01/2019	A	9,155,630

28	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 185,000	NYC GO	5.000%	08/01/2023	08/01/2015	A	$202,373
430,000	NYC GO1	5.000	08/01/2023	08/01/2015	A	464,004
4,945,000	NYC GO1	5.000	09/01/2023	09/01/2015	A	5,350,638
5,345,000	NYC GO	5.000	12/01/2023	12/01/2014	A	5,704,451
5,995,000	NYC GO3	5.000	12/01/2023	12/01/2023		6,357,400
2,000,000	NYC GO1	5.000	08/01/2024	02/01/2016	A	2,149,760
21,015,000	NYC GO1	5.000	08/01/2024	08/01/2016	A	22,847,088
1,720,000	NYC GO	5.000	12/01/2024	12/01/2014	A	1,835,670
1,930,000	NYC GO1	5.000	12/01/2024	12/01/2014	A	2,046,572
10,990,000	NYC GO1	5.000	08/01/2025	02/01/2023	A	12,593,771
27,440,000	NYC GO1	5.000	08/01/2025	02/01/2023	A	31,444,319
4,680,000	NYC GO1	5.000	11/01/2025	11/01/2014	A	4,976,759
5,320,000	NYC GO1	5.000	11/01/2025	11/01/2014	A	5,619,463
18,760,000	NYC GO3	5.000	08/01/2026	08/01/2026		21,234,256
5,695,000	NYC GO1	5.000	08/01/2026	08/01/2021	A	6,343,945
22,970,000	NYC GO3	5.000	08/01/2026	08/01/2026		25,999,513
26,090,000	NYC GO3	5.000	08/01/2027	08/01/2027		29,192,623
28,685,000	NYC GO3	5.000	08/01/2027	08/01/2027		32,096,098
1,100,000	NYC GO1	5.000	08/01/2027	02/01/2022	A	1,219,119
6,750,000	NYC GO1	5.000	08/01/2027	08/01/2022	A	7,517,138
19,505,000	NYC GO1	5.000	08/01/2028	08/01/2019	A	21,200,765
3,000,000	NYC GO1	5.000	08/01/2029	08/01/2022	A	3,279,300
7,610,000	NYC GO	5.000	04/01/2030	04/01/2015	A	8,216,441
2,390,000	NYC GO1	5.000	04/01/2030	04/01/2015	A	2,510,886
1,000,000	NYC GO1	5.000	08/01/2030	08/01/2015	A	1,058,570
5,715,000	NYC GO1	5.000	08/01/2030	08/01/2022	A	6,205,804
6,350,000	NYC GO1	5.000	08/01/2030	08/01/2022	A	6,895,338
4,000,000	NYC GO1	5.000	10/01/2030	10/01/2022	A	4,348,680
6,020,000	NYC GO1	5.000	08/01/2031	08/01/2022	A	6,522,610
7,820,000	NYC GO1	5.000	10/01/2031	10/01/2022	A	8,482,667
85,000	NYC GO	5.000	10/15/2033	10/15/2013	A	86,203
35,000	NYC GO	5.125	08/01/2013	08/01/2013		35,146
25,000	NYC GO1	5.125	08/01/2018	07/28/2013	A	25,082
10,000	NYC GO1	5.125	08/01/2022	07/28/2013	A	10,030
6,500,000	NYC GO1	5.125	12/01/2024	12/01/2017	A	7,358,975
10,000	NYC GO1	5.125	08/01/2025	07/28/2013	A	10,041
15,000	NYC GO1	5.125	08/01/2025	07/28/2013	A	15,061
5,000	NYC GO1	5.125	08/01/2025	07/28/2013	A	5,018

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND	29

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 10,000	NYC GO1	5.250%	08/01/2015	07/28/2013	A	$10,037
140,000	NYC GO1	5.250	08/15/2024	08/15/2014	A	147,133
10,000	NYC GO1	5.250	01/15/2028	07/28/2013	A	10,030
9,500,000	NYC GO1	5.250	04/01/2028	04/01/2019	A	10,560,105
135,000	NYC GO1	5.250	01/15/2033	07/28/2013	A	135,421
5,000	NYC GO1	5.300	08/01/2024	07/28/2013	A	5,015
5,000	NYC GO1	5.300	01/15/2026	07/28/2013	A	5,021
55,000	NYC GO1	5.375	08/01/2027	07/28/2013	A	55,173
5,000	NYC GO1	5.500	08/01/2015	07/28/2013	A	5,020
100,000	NYC GO1	5.500	08/01/2022	07/28/2013	A	100,327
70,000	NYC GO1	5.500	08/01/2022	07/28/2013	A	70,229
140,000	NYC GO1	5.500	06/01/2023	07/28/2013	A	140,445
5,000	NYC GO1	5.500	02/15/2026	07/28/2013	A	5,022
10,000	NYC GO1	5.500	02/15/2026	07/28/2013	A	10,044
5,000	NYC GO1	5.500	06/01/2028	07/28/2013	A	5,016
15,000	NYC GO1	5.500	11/15/2037	07/28/2013	A	15,050
30,000	NYC GO1	5.600	12/01/2013	12/01/2013		30,711
5,000	NYC GO1	5.625	08/01/2015	07/28/2013	A	5,020
10,000	NYC GO1	5.750	08/01/2018	07/28/2013	A	10,112
670,000	NYC GO1	5.750	08/01/2018	07/28/2013	A	677,471
20,000	NYC GO1	5.875	08/01/2015	07/28/2013	A	20,085
50,000	NYC GO1	5.875	06/01/2019	07/28/2013	A	50,574
60,000	NYC GO1	5.875	08/01/2019	07/28/2013	A	60,688
5,000	NYC GO1	6.000	02/15/2024	07/28/2013	A	5,018
590,000	NYC GO1	6.350	05/15/2014	07/28/2013	A	592,808
45,000	NYC GO1	7.750	08/15/2027	08/15/2013	A	45,360
4,725,000	NYC HDC (Multifamily Hsg.)[1]	4.750	11/01/2030	05/01/2020	A	4,972,590
1,850,000	NYC HDC (Multifamily Hsg.)[1]	4.750	11/01/2030	05/01/2020	A	1,946,940
1,500,000	NYC HDC (Multifamily Hsg.)[1]	5.000	11/01/2030	05/01/2018	A	1,534,830
30,000	NYC HDC (Multifamily Hsg.)[1]	5.100	11/01/2018	05/01/2018	A	32,630
515,000	NYC HDC (Multifamily Hsg.)[1]	5.100	11/01/2027	05/01/2017	A	537,258
225,000	NYC HDC (Multifamily Hsg.)	5.150	11/01/2037	05/01/2017	A	237,800
260,000	NYC HDC (Multifamily Hsg.)[1]	5.200	11/01/2035	05/01/2018	A	266,347
4,785,000	NYC HDC (Multifamily Hsg.)[1]	5.500	11/01/2028	05/01/2018	A	5,042,529
200,000	NYC HDC (Multifamily Hsg.)[1]	6.250	11/01/2023	11/01/2018	A	220,510
35,000	NYC HDC (Multifamily Hsg.), Series E1	6.250	05/01/2036	07/28/2013	A	35,048
13,000,000	NYC HDC, Series A1	5.000	07/01/2025	07/01/2015	A	13,786,500
1,125,000	NYC HDC, Series A1	5.250	05/01/2030	05/01/2014	A	1,157,974

30	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 2,215,000	NYC HDC, Series C1	5.000%	11/01/2026	11/01/2015	A	$2,273,166
11,460,000	NYC Health & Hospital Corp.[1]	5.000	02/15/2024	02/15/2020	A	12,389,635
37,400,000	NYC Health & Hospital Corp. (Health System)[1]	5.000	02/15/2030	02/15/2020	A	38,698,154
140,000	NYC IDA (Beth Abraham Health Services)	6.000	11/15/2013	11/15/2013		141,645
65,000	NYC IDA (Beth Abraham Health Services)	6.000	11/15/2013	11/15/2013		65,764
405,000	NYC IDA (Calhoun School)	6.250	12/01/2016	07/01/2015	B	421,030
3,040,000	NYC IDA (Calhoun School)	6.250	12/01/2017	12/01/2013	A	3,055,565
310,000	NYC IDA (Center for Elimination of Family Violence)	6.250	11/01/2016	06/01/2015	B	309,538
3,085,000	NYC IDA (Chapin School)	4.800	11/01/2018	12/02/2015	A	3,144,541
35,000	NYC IDA (College of Mount St. Vincent)	4.750	06/01/2025	07/28/2013	A	35,009
330,000	NYC IDA (Comprehensive Care Management)	5.625	11/01/2015	11/17/2014	B	343,484
255,000	NYC IDA (Comprehensive Care Management)	5.625	11/01/2015	11/08/2014	B	265,419
1,540,000	NYC IDA (Comprehensive Care Management)	5.750	08/01/2018	11/01/2013	A	1,561,760
1,720,000	NYC IDA (Comprehensive Care Management)	5.750	11/01/2018	11/01/2013	A	1,744,304
1,795,000	NYC IDA (Comprehensive Care Management)	5.750	05/01/2019	11/01/2013	A	1,819,250
595,000	NYC IDA (Family Support Systems)[4]	6.500	11/01/2014	05/10/2014	B	297,470
210,000	NYC IDA (Gourmet Boutique)	5.250	11/01/2013	11/01/2013		208,028
900,000	NYC IDA (Guttmacher Institute)	5.250	12/01/2016	12/01/2016		877,464
225,000	NYC IDA (Horace Mann School)[1]	5.000	07/01/2018	07/28/2013	A	225,718
635,000	NYC IDA (Horace Mann School)[1]	5.000	07/01/2023	07/28/2013	A	636,969
400,000	NYC IDA (Independent Living Assoc.)	6.200	07/01/2020	06/07/2016	A	400,152
2,905,000	NYC IDA (Lycee Francais De New York)[1]	5.375	06/01/2023	08/01/2013	A	2,955,547
730,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2015	08/01/2013	A	744,702
2,880,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2016	08/01/2013	A	2,930,717
2,000,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2017	08/01/2013	A	2,032,320
3,210,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2018	08/01/2013	A	3,258,214
395,000	NYC IDA (Manhattan Community Access Corp.)	5.250	12/01/2016	06/18/2015	B	389,944

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND	31

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 2,150,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	5.375%	11/01/2016	05/27/2015	B	$2,211,899
270,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	5.375	11/01/2018	06/25/2016	B	276,920
1,335,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	5.375	11/01/2018	06/28/2016	B	1,369,216
670,000	NYC IDA (Metro Biofuels)[4]	5.500	11/01/2013	11/01/2013		529,032
1,400,000	NYC IDA (Metropolitan College of New York)	5.750	03/01/2020	01/24/2015	A	1,434,440
4,585,000	NYC IDA (Montefiore Medical Center Corp.)[1]	5.125	11/01/2025	07/28/2013	A	4,592,061
5,865,000	NYC IDA (Montefiore Medical Center Corp.)[1]	5.125	11/01/2035	07/28/2013	A	5,869,340
805,000	NYC IDA (New York Institute of Technology)[1]	5.250	03/01/2018	07/28/2013	A	807,737
400,000	NYC IDA (Nightingale-Bamford School)[1]	5.250	01/15/2019	07/28/2013	A	401,360
40,000	NYC IDA (Nightingale-Bamford School)[1]	5.250	01/15/2020	07/28/2013	A	40,129
75,000	NYC IDA (Polytechnic University)[1]	4.550	11/01/2018	11/01/2017	A	78,556
200,000	NYC IDA (Queens Baseball Stadium)[1]	6.125	01/01/2029	01/01/2019	A	221,566
700,000	NYC IDA (Reece School)	6.500	12/01/2017	01/12/2016	B	718,711
2,505,000	NYC IDA (Rosco, Inc.)	5.625	06/01/2022	10/25/2018	B	2,477,169
4,450,000	NYC IDA (Samaritan Aids Services)[1]	5.000	11/01/2024	07/28/2013	A	4,456,942
80,000	NYC IDA (Showman Fabricators)	7.125	11/01/2013	11/01/2013		79,514
30,000	NYC IDA (Special Needs Facilities Pooled Program)	4.150	07/01/2014	12/25/2013	B	29,932
200,000	NYC IDA (Special Needs Facilities Pooled Program)	5.800	07/01/2023	10/13/2021	B	187,454
585,000	NYC IDA (Stallion)	5.000	11/01/2016	11/01/2016		567,222
320,000	NYC IDA (Stallion)	5.500	11/01/2017	11/30/2015	B	310,275
1,170,000	NYC IDA (Studio School)[4]	6.250	11/01/2018	07/08/2016	B	797,320
8,605,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2017	01/01/2016	C	9,366,887
11,820,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2018	01/01/2016	C	12,878,717
14,620,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2019	01/01/2016	C	15,854,513
15,245,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2020	01/01/2016	C	16,493,413
10,250,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2021	01/01/2016	C	11,063,235

32	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity**		Value

New York Continued
$48,790,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500%		01/01/2024	01/01/2016	C	$52,413,633
500,000	NYC IDA (TIP/AeFM/AeH/AeHC/AeJFK/AeKC Obligated Group)[1]	5.000		07/01/2020	07/01/2020		517,315
250,000	NYC IDA (TIP/AeFM/AeH/AeHC/AeJFK/AeKC Obligated Group)[1]	5.000		07/01/2021	07/01/2021		256,635
3,250,000	NYC IDA (TIP/AeFM/AeH/AeHC/AeJFK/AeKC/AeL Obligated Group)[1]	5.000		07/01/2022	07/01/2022		3,328,130
90,000	NYC IDA (Trinity Episcopal School Corp.)[1]	5.250		06/15/2017	07/28/2013	A	90,298
5,215,000	NYC IDA (Unicef)	5.050		11/01/2018	06/24/2016	B	5,055,056
1,000,000	NYC IDA (Urban Resource Institute)[1]	5.250		03/01/2023	07/28/2013	A	1,003,400
100,000	NYC IDA (Urban Resource Institute)	6.500		11/01/2013	11/01/2013		99,816
25,000	NYC IDA (USTA National Tennis Center)[1]	5.000		11/15/2018	07/28/2013	A	25,094
2,500,000	NYC IDA (Visy Paper)	7.800		01/01/2016	07/24/2013	A	2,502,775
765,000	NYC IDA (Vocational Instruction)[4]	7.250		02/01/2013	02/01/2013		420,712
3,430,000	NYC IDA (Yankee Stadium)[1]	1.733	[2]	03/01/2016	03/01/2014	A	3,404,721
750,000	NYC IDA (Yankee Stadium)[1]	1.823	[2]	03/01/2019	03/01/2019		725,850
3,000,000	NYC IDA (Yankee Stadium)[1]	1.853	[2]	03/01/2020	03/01/2020		2,875,200
8,655,000	NYC IDA (Yankee Stadium)[1]	1.903	[2]	03/01/2022	03/01/2022		7,932,221
6,550,000	NYC IDA (Yankee Stadium)[1]	1.913	[2]	03/01/2023	03/01/2023		5,913,930
195,000	NYC IDA (Yankee Stadium)[1]	1.923	[2]	03/01/2024	03/01/2024		172,604
200,000	NYC IDA (Yankee Stadium)[1]	1.933	[2]	03/01/2025	03/01/2025		172,178
985,000	NYC IDA (Yankee Stadium)[1]	1.943	[2]	03/01/2026	03/01/2026		834,916
1,000,000	NYC IDA (Yankee Stadium)[1]	1.953	[2]	03/01/2027	03/01/2027		826,350
3,280,000	NYC IDA (Yeled Yalda Early Childhood)	5.350		11/01/2017	12/09/2015	B	3,235,130
6,705,000	NYC IDA (YMCA of Greater New York)[1]	5.000		08/01/2036	08/01/2016	A	6,814,023
300,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2025	06/15/2015	A	320,961
6,175,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2027	06/15/2015	A	6,589,528
5,000,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2029	06/15/2016	A	5,395,050
10,755,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2029	06/15/2021	A	11,781,565
30,000,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2030	06/15/2020	A	32,070,600
36,450,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2031	06/15/2021	A	39,457,125

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND	33

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 6,885,000	NYC Municipal Water Finance Authority[1]	5.000%	06/15/2032	06/15/2021	A	$7,403,991
5,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2033	06/15/2022	A	5,393,000
8,195,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2034	06/15/2022	A	8,800,692
12,900,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2036	12/15/2014	A	13,370,850
10,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2038	06/15/2015	A	10,412,800
6,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2038	06/15/2017	A	6,213,360
1,615,000	NYC Municipal Water Finance Authority[1]	5.750	06/15/2040	06/15/2018	A	1,822,511
410,000	NYC Municipal Water Finance Authority[1]	5.750	06/15/2040	06/15/2018	A	462,681
12,450,000	NYC Sales Tax Asset Receivables Corp., Series A1	5.000	10/15/2032	10/15/2014	A	12,993,567
1,700,000	NYC Transitional Finance Authority[1]	5.000	02/01/2033	02/01/2014	A	1,735,394
150,000	NYC Transitional Finance Authority[1]	5.375	01/15/2030	01/15/2019	A	163,278
20,000,000	NYC Transitional Finance Authority[1]	5.500	11/01/2028	11/01/2015	A	21,689,600
1,880,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2027	07/15/2022	A	2,087,796
9,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2028	07/15/2022	A	9,899,730
10,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2029	07/15/2022	A	10,879,300
11,325,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2030	07/15/2022	A	12,248,894
9,510,000	NYC Transitional Finance Authority (Building Aid)[1]	5.250	07/15/2037	07/15/2021	A	10,219,256
10,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2025	05/01/2018	A	11,299,600
11,850,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	11/01/2025	05/01/2017	A	13,201,374
2,675,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2026	05/01/2018	A	2,991,934
20,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	11/15/2026	07/28/2013	A	20,071
5,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	02/01/2027	02/01/2023	A	5,645,600
7,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2027	05/01/2018	A	7,837,270
1,650,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	11/01/2027	11/01/2021	A	1,845,360

34	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 4,715,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000%	05/01/2028	05/01/2018	A	$5,267,928
8,920,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2034	05/01/2022	A	9,605,859
10,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.250	11/01/2027	11/01/2018	A	11,420,500
50,000	NYC Trust for Cultural Resources (Lincoln Center for the Performing Arts)[1]	5.250	12/01/2018	12/01/2018		57,852
100,000	NYC Trust for Cultural Resources (Wildlife Conservation Society)[1]	5.000	02/01/2034	02/01/2014	A	102,797
140,000	NYS Convention Center Devel. Corp. (Hotel Unit)[1]	5.000	11/15/2023	11/15/2015	A	149,899
6,780,000	NYS Convention Center Devel. Corp. (Hotel Unit)[1]	5.000	11/15/2024	11/15/2015	A	7,259,414
2,900,000	NYS Convention Center Devel. Corp. (Hotel Unit)[1]	5.000	11/15/2025	11/15/2015	A	3,102,130
9,935,000	NYS Convention Center Devel. Corp. (Hotel Unit)[1]	5.000	11/15/2027	11/15/2015	A	10,451,322
5,000	NYS DA (4201 School Programs)[1]	5.000	07/01/2018	07/28/2013	A	5,018
25,000	NYS DA (Brookdale Hospital Medical Center)[1]	5.200	02/15/2016	07/28/2013	A	25,100
65,000	NYS DA (Brookdale Hospital Medical Center)[1]	5.300	02/15/2017	07/28/2013	A	65,264
50,000	NYS DA (Brookdale Hospital Medical Center)[1]	5.300	02/15/2017	07/28/2013	A	50,203
1,255,000	NYS DA (Brooklyn Law School)[1]	5.000	07/01/2025	07/01/2022	A	1,355,074
50,000	NYS DA (Buena Vida Nursing Home)[1]	5.000	07/01/2018	07/24/2013	A	50,190
75,000	NYS DA (Canisius College)[1]	5.000	07/01/2019	07/01/2015	A	77,311
1,300,000	NYS DA (Canisius College)[1]	5.000	07/01/2022	07/01/2015	A	1,324,596
30,000	NYS DA (Carmel Richmond Nursing Home)[1]	5.000	07/01/2015	07/18/2013	A	30,009
50,000	NYS DA (Carmel Richmond Nursing Home)[1]	5.000	07/01/2018	06/28/2017	B	49,891
1,120,000	NYS DA (Catskill Regional Medical Center)[1]	5.250	02/15/2023	02/15/2015	A	1,206,946
1,350,000	NYS DA (Chapel Oaks)[1]	5.375	07/01/2017	07/23/2013	A	1,355,535
3,290,000	NYS DA (Chapel Oaks)[1]	5.450	07/01/2026	07/28/2013	A	3,295,429
725,000	NYS DA (CHSLI/GSHMC/MMC/SCHRC Obligated Group)[1]	5.000	07/01/2027	07/01/2014	A	733,562
500,000	NYS DA (Culinary Institute of America)[1]	5.000	07/01/2028	07/01/2022	A	512,760
10,000	NYS DA (Dept. of Education)[1]	5.000	07/01/2027	07/28/2013	A	10,012
350,000	NYS DA (Dept. of Health)[1]	5.000	07/01/2021	07/01/2014	A	363,076

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND	35

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 45,000	NYS DA (Dept. of Health)[1]	5.000%	07/01/2028	07/28/2013	A	$45,120
880,000	NYS DA (Dept. of Health)[1]	5.250	07/01/2023	07/01/2014	A	920,075
2,465,000	NYS DA (Ellis Hospital)	5.050	08/15/2024	08/15/2014	A	2,573,608
545,000	NYS DA (FNHC/KR/MMWNHC Obligated Group)[1]	5.750	07/01/2017	07/23/2013	A	546,989
2,385,000	NYS DA (Frances Schervier Home & Hospital Obligated Group)[1]	5.500	07/01/2017	07/23/2013	A	2,390,128
10,125,000	NYS DA (Frances Schervier Home & Hospital Obligated Group)[1]	5.500	07/01/2027	07/28/2013	A	10,139,479
50,000	NYS DA (Frances Schervier Home & Hospital Obligated Group)[1]	5.500	07/01/2027	07/28/2013	A	50,023
85,000	NYS DA (Green Chimneys School)	5.500	07/01/2018	07/24/2013	A	86,760
1,000,000	NYS DA (Health Center/BFCC/USBFCC Obligated Group)[1]	5.000	11/15/2019	07/28/2013	A	1,003,740
1,060,000	NYS DA (Health Quest Systems)[1]	5.250	07/01/2027	07/01/2017	A	1,165,004
2,110,000	NYS DA (Interagency Council Pooled Loan Program)	7.000	07/01/2021	04/18/2018	B	2,184,356
1,110,000	NYS DA (Iona College)[1]	5.000	07/01/2022	07/01/2022		1,218,813
1,000,000	NYS DA (Iona College)[1]	5.000	07/01/2023	07/01/2022	A	1,086,860
1,000,000	NYS DA (Iona College)[1]	5.000	07/01/2024	07/01/2022	A	1,071,510
1,000,000	NYS DA (Iona College)[1]	5.000	07/01/2025	07/01/2022	A	1,057,580
1,000,000	NYS DA (Iona College)[1]	5.000	07/01/2026	07/01/2022	A	1,047,260
1,000,000	NYS DA (Iona College)[1]	5.000	07/01/2027	07/01/2022	A	1,038,200
220,000	NYS DA (Jawonio/United Cerebral Palsy Assoc. of NYC Obligated Group)	5.125	07/01/2021	07/28/2013	A	220,224
100,000	NYS DA (Jewish Board of Family and Children’s Services)[1]	5.000	07/01/2023	07/28/2013	A	100,104
1,000,000	NYS DA (Kateri Residence)[1]	5.000	07/01/2022	07/28/2013	A	1,000,310
25,000	NYS DA (Kingsbrook Jewish Medical Center)[1]	4.750	02/01/2023	07/28/2013	A	25,070
110,000	NYS DA (La Salle School)	5.000	07/01/2018	07/24/2013	A	110,417
1,100,000	NYS DA (Leake & Watts Services)[1]	5.000	07/01/2023	07/01/2014	A	1,136,146
100,000	NYS DA (Maimonides Medical Center)[1]	5.000	08/01/2024	07/31/2014	B	104,812
615,000	NYS DA (Master BOCES Program)[1]	5.250	08/15/2023	08/15/2013	A	618,782
15,000	NYS DA (Memorial Hospital of William F. & Gertrude F. Jones)[1]	5.250	08/01/2025	07/28/2013	A	15,047
14,375,000	NYS DA (Mental Health Services Facilities)[1]	5.000	02/15/2028	02/15/2014	A	14,672,419
10,640,000	NYS DA (Mental Health Services Facilities)[1]	5.000	02/15/2030	02/15/2015	A	11,079,538

36	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 225,000	NYS DA (Mental Health Services Facilities)[1]	5.250%	02/15/2023	02/15/2014	A	$230,861
100,000	NYS DA (Mental Health Services Facilities)[1]	6.250	02/15/2031	08/15/2018	A	114,500
1,105,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	5.000	07/01/2025	07/01/2019	A	1,161,996
840,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	5.000	07/01/2026	07/01/2019	A	880,127
650,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	5.000	07/01/2027	07/01/2019	A	674,388
3,365,000	NYS DA (Montefiore Medical Center)[1]	5.000	08/01/2021	02/01/2018	A	3,733,568
300,000	NYS DA (Montefiore Medical Center)[1]	5.000	02/01/2028	02/01/2015	A	314,274
50,000	NYS DA (Montefiore Medical Center)[1]	5.000	08/01/2033	02/01/2015	A	52,056
50,000	NYS DA (Mount Sinai School of Medicine)[1]	4.000	07/01/2015	07/28/2013	A	50,141
150,000	NYS DA (Mount Sinai School of Medicine)[1]	5.000	07/01/2022	07/01/2020	A	168,032
11,875,000	NYS DA (Mount Sinai School of Medicine)[1]	5.000	07/01/2035	07/01/2017	A	12,192,538
100,000	NYS DA (Municipal Health Facilities)[1]	4.750	01/15/2029	07/28/2013	A	100,280
5,000,000	NYS DA (Municipal Health Facilities)[1]	5.000	01/15/2032	01/15/2018	A	5,273,300
1,245,000	NYS DA (New York & Presbyterian Hospital)[1]	5.250	02/15/2031	08/15/2014	A	1,314,869
350,000	NYS DA (New York Medical College)[1]	5.000	07/01/2021	07/28/2013	A	351,057
115,000	NYS DA (New York Methodist Hospital)[1]	5.250	07/01/2018	07/01/2014	A	118,807
2,250,000	NYS DA (New York Methodist Hospital)[1]	5.250	07/01/2024	07/01/2014	A	2,287,215
8,810,000	NYS DA (North General Hospital)[1]	5.000	02/15/2025	07/28/2013	A	8,819,339
4,650,000	NYS DA (North General Hospital)[1]	5.750	02/15/2015	07/28/2013	A	4,667,298
4,600,000	NYS DA (North General Hospital)	5.750	02/15/2016	07/28/2013	A	4,616,330
100,000	NYS DA (North General Hospital)[1]	5.750	02/15/2017	07/28/2013	A	100,319
5,665,000	NYS DA (North General Hospital)[1]	5.750	02/15/2019	07/28/2013	A	5,680,239
3,750,000	NYS DA (North General Hospital)[1]	5.750	02/15/2020	07/28/2013	A	3,759,375
15,000	NYS DA (North Onondaga Public Library)	4.875	07/01/2017	07/28/2013	A	15,034
400,000	NYS DA (North Shore L.I. Jewish Health Care/L.I. Jewish Medical Center Obligated Group)[1]	5.000	05/01/2018	07/28/2013	A	400,872
100,000	NYS DA (North Shore L.I. Jewish Health Care/North Schore University Hospital Obligated Group)[1]	5.500	05/01/2030	05/01/2019	A	106,693

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND	37

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 720,000	NYS DA (Northeast Parent & Child)	5.500%	07/01/2018	07/24/2013	A	$721,102
7,000,000	NYS DA (NSLIJ/NSUH/LIJMC Obligated Group)[1]	5.000	05/01/2032	05/01/2021	A	7,235,690
1,850,000	NYS DA (NYU Hospitals Center)[1]	5.000	07/01/2020	07/01/2016	A	1,999,869
13,480,000	NYS DA (NYU Hospitals Center)[1]	5.000	07/01/2026	07/01/2016	A	13,588,379
20,580,000	NYS DA (NYU Hospitals Center)[1]	5.000	07/01/2026	07/01/2017	A	21,509,599
4,560,000	NYS DA (NYU Hospitals Center)[1]	5.250	07/01/2024	11/05/2016	A	4,862,191
50,000	NYS DA (NYU Hospitals Center)[1]	5.625	07/01/2037	07/01/2017	A	51,718
14,170,000	NYS DA (NYU)[1]	5.250	07/01/2027	07/01/2019	A	16,162,585
25,000	NYS DA (Office General Services)[1]	5.000	04/01/2028	07/28/2013	A	25,071
1,140,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000	11/01/2014	11/01/2014		1,151,411
1,250,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000	11/01/2015	11/01/2015		1,265,888
2,995,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000	11/01/2026	12/06/2024	B	2,803,380
2,895,000	NYS DA (Pace University)[1]	5.000	05/01/2026	05/01/2023	A	3,033,989
23,000,000	NYS DA (Personal Income Tax)[1]	5.000	12/15/2027	12/15/2022	A	25,936,640
10,000,000	NYS DA (Personal Income Tax)[1]	5.000	12/15/2028	12/15/2022	A	11,165,300
17,000,000	NYS DA (Personal Income Tax)[1]	5.000	12/15/2029	12/15/2022	A	18,808,120
36,300,000	NYS DA (Personal Income Tax)[1]	5.000	12/15/2030	12/15/2022	A	39,825,819
31,295,000	NYS DA (Personal Income Tax)[1]	5.000	03/15/2036	09/15/2016	A	32,467,311
3,680,000	NYS DA (Providence Rest)	5.000	07/01/2021	07/13/2020	B	3,653,651
1,250,000	NYS DA (Providence Rest)	5.125	07/01/2030	08/06/2028	B	1,193,325
2,000,000	NYS DA (Providence Rest)	5.250	07/01/2025	01/23/2024	B	1,980,700
2,150,000	NYS DA (Rochester Institute of Technology)[1]	6.000	07/01/2033	07/01/2018	A	2,587,525
795,000	NYS DA (Sarah Neuman Nursing Home)	5.450	08/01/2027	07/28/2013	A	797,139
100,000	NYS DA (School District Bond Financing Program), Series A1	5.750	10/01/2020	10/01/2015	A	109,248
1,025,000	NYS DA (School District Bond Financing Program), Series C1	5.000	10/01/2026	10/01/2022	A	1,137,935
2,820,000	NYS DA (School District Bond Financing Program), Series F1	5.000	10/01/2026	10/01/2022	A	3,137,758
400,000	NYS DA (School District Bond Financing Program), Series F1	5.000	10/01/2027	10/01/2022	A	440,264
200,000	NYS DA (School District Bond Financing Program), Series F1	5.000	10/01/2028	10/01/2022	A	217,922
1,690,000	NYS DA (School District Bond Financing Program), Series H1	5.000	10/01/2026	10/01/2022	A	1,871,979
500,000	NYS DA (School District Bond Financing Program), Series H1	5.000	10/01/2027	10/01/2022	A	550,330

38	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 400,000	NYS DA (School District Bond Financing Program), Series H1	5.000%	10/01/2028	10/01/2022	A	$435,844
500,000	NYS DA (School District Bond Financing Program), Series H1	5.000	10/01/2029	10/01/2022	A	539,945
2,190,000	NYS DA (School District Financing)[1]	5.000	10/01/2024	10/01/2022	A	2,473,627
1,675,000	NYS DA (School District Financing)[1]	5.000	10/01/2025	10/01/2022	A	1,874,593
2,250,000	NYS DA (School District Financing)[1]	5.000	10/01/2025	10/01/2023	A	2,536,088
2,740,000	NYS DA (School District Financing)[1]	5.000	10/01/2026	10/01/2023	A	3,061,457
1,665,000	NYS DA (School District Financing)[1]	5.000	10/01/2026	10/01/2023	A	1,869,445
2,895,000	NYS DA (School District Financing)[1]	5.000	10/01/2026	10/01/2023	A	3,211,076
2,485,000	NYS DA (School District Financing)[1]	5.000	10/01/2027	10/01/2023	A	2,744,012
1,885,000	NYS DA (School District Financing)[1]	5.000	10/01/2027	10/01/2023	A	2,091,653
5,000	NYS DA (School District Financing)[1]	5.250	10/01/2023	07/28/2013	A	5,020
40,000	NYS DA (School District Financing)[1]	5.500	10/01/2017	07/28/2013	A	40,167
110,000	NYS DA (School District Financing)[1]	5.750	10/01/2017	07/28/2013	A	110,493
15,480,000	NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)[1]	5.000	07/01/2021	07/01/2014	A	15,831,860
20,000	NYS DA (Special Act School Districts)[1]	5.250	07/01/2013	07/01/2013		20,008
25,000	NYS DA (Special Act School Districts)[1]	5.250	07/01/2014	07/28/2013	A	25,100
25,000	NYS DA (Special Act School Districts)[1]	5.250	07/01/2015	07/28/2013	A	25,100
135,000	NYS DA (Special Act School Districts)[1]	5.750	07/01/2019	07/28/2013	A	135,516
320,000	NYS DA (Special Act School Districts)[1]	5.875	07/01/2013	07/01/2013		320,141
40,000	NYS DA (Special Act School Districts)[1]	6.000	07/01/2016	07/28/2013	A	40,161
925,000	NYS DA (Special Act School Districts)[1]	6.000	07/01/2019	07/28/2013	A	928,728
2,480,000	NYS DA (Special Surgery Hospital)[1]	6.000	08/15/2038	08/15/2019	A	2,810,534
2,495,000	NYS DA (Special Surgery Hospital)[1]	6.250	08/15/2034	08/13/2019	A	2,866,056
5,275,000	NYS DA (SS Joachim & Anne Residence)[1]	5.250	07/01/2027	01/03/2023	B	5,182,688
245,000	NYS DA (St. Barnabas Hospital)	5.000	02/01/2031	07/28/2013	A	245,130
3,500,000	NYS DA (St. Barnabas Hospital)	5.125	02/01/2022	07/28/2013	A	3,511,235
1,790,000	NYS DA (St. Barnabas Hospital)	5.350	08/01/2017	07/28/2013	A	1,797,017
815,000	NYS DA (St. John’s University)[1]	5.000	07/01/2027	07/01/2022	A	895,538
180,000	NYS DA (St. John’s University)[1]	5.000	07/01/2028	07/01/2022	A	195,773
6,850,000	NYS DA (St. John’s University)[1]	5.000	07/01/2030	07/01/2022	A	7,347,790

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND	39

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 3,000,000	NYS DA (St. Joseph’s College)[1]	5.250%	07/01/2025	07/01/2017	A	$3,112,320
3,685,000	NYS DA (St. Lawrence)[1]	5.400	08/15/2026	08/15/2017	A	3,984,296
100,845,000	NYS DA (St. Luke’s Roosevelt Hospital)	4.800	08/15/2025	08/08/2015	A	102,610,796
30,000	NYS DA (St. Thomas Aquinas College)	5.000	07/01/2014	07/18/2013	A	30,094
20,000	NYS DA (St. Thomas Aquinas College)	5.000	07/01/2014	07/18/2013	A	20,083
120,000	NYS DA (St. Thomas Aquinas College)	5.250	07/01/2028	07/28/2013	A	120,041
13,000,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	02/15/2027	02/15/2022	A	14,533,610
5,795,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	02/15/2028	02/15/2022	A	6,419,237
19,280,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	03/15/2028	03/15/2022	A	21,373,808
20,000	NYS DA (State Personal Income Tax Authority)	5.000	03/15/2031	09/15/2016	A	22,662
22,900,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	03/15/2031	09/15/2016	A	23,955,690
18,000,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	03/15/2034	03/15/2022	A	19,271,160
2,820,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250	08/15/2022	02/15/2014	A	2,870,140
250,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250	02/15/2035	02/15/2019	A	276,965
65,000	NYS DA (The Children’s Home of Kingston)	5.250	07/01/2017	07/23/2013	A	65,261
6,730,000	NYS DA (The New School)[1]	5.000	07/01/2023	04/07/2021	A	7,534,504
1,725,000	NYS DA (United Cerebral Palsy Assoc. of NYC)	5.750	07/01/2018	07/28/2013	A	1,728,398
370,000	NYS DA (United Cerebral Palsy Assoc. of NYC/United Cerebral Palsy Assoc. Obligated Group)	5.000	07/01/2013	07/01/2013		370,093
25,000	NYS DA (Upstate Community Colleges)[1]	5.000	07/01/2024	07/28/2013	A	25,045
5,000	NYS DA (Upstate Community Colleges)[1]	5.000	07/01/2028	07/28/2013	A	5,013
70,000	NYS DA (Upstate Community Colleges)[1]	5.000	07/01/2028	07/28/2013	A	70,187
1,905,000	NYS DA (Upstate Community Colleges)[1]	5.125	07/01/2021	07/01/2014	A	1,984,134
1,165,000	NYS DA (Upstate Community Colleges)[1]	5.125	07/01/2022	07/01/2014	A	1,211,775
125,000	NYS DA (Upstate Community Colleges)[1]	5.250	07/01/2020	07/01/2014	A	130,821

40	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 25,000	NYS DA (Upstate Community Colleges)[1]	6.000%	07/01/2031	01/01/2019	A	$27,606
65,000	NYS DA (Vanderheyden Hall)	5.250	07/01/2018	07/24/2013	A	65,260
95,000	NYS DA (W.K. Nursing Home)	6.050	02/01/2026	07/28/2013	A	95,371
50,000	NYS DA (White Plains Hospital)	5.375	02/15/2043	08/15/2014	A	52,318
1,000,000	NYS DA (Wyckoff Heights Medical Center)	5.200	02/15/2014	07/28/2013	A	1,004,110
20,000	NYS DA (Wyckoff Heights Medical Center)	5.200	02/15/2014	07/28/2013	A	20,076
45,000	NYS DA (Wyckoff Heights Medical Center)	5.200	02/15/2014	07/28/2013	A	45,174
250,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.200	02/15/2015	07/28/2013	A	251,003
50,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.200	02/15/2015	07/28/2013	A	50,201
26,280,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.300	08/15/2021	07/28/2013	A	26,385,383
1,120,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.300	08/15/2021	07/28/2013	A	1,124,491
1,415,000	NYS DA (Yeshiva University)[1]	5.000	09/01/2027	09/01/2019	A	1,530,789
3,000,000	NYS DA (Yeshiva University)[1]	5.000	09/01/2034	09/01/2019	A	3,169,260
20,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	4.875	06/15/2020	07/28/2013	A	20,767
100,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000	06/15/2015	07/28/2013	A	100,386
55,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000	06/15/2015	07/28/2013	A	55,213
75,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000	06/15/2017	07/28/2013	A	75,289
35,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000	06/15/2020	07/28/2013	A	35,134
2,985,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000	06/15/2028	07/28/2013	A	2,993,836
1,850,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000	06/15/2033	06/15/2018	A	1,986,234
1,440,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000	07/15/2033	07/28/2013	A	1,444,162
4,500,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000	02/15/2034	08/15/2014	A	4,666,365
6,720,000	NYS EFC (NYC Municipal Water Finance Authority)[1]	5.000	06/15/2034	06/15/2014	A	6,934,301
470,000	NYS EFC (NYS Water Services)[1]	6.875	06/15/2014	07/28/2013	A	472,566
75,000	NYS EFC (State Personal Income Tax)[1]	5.000	12/15/2022	12/15/2014	A	79,685

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND	41

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity**		Value

New York Continued
$37,425,000	NYS ERDA (Brooklyn Union Gas Company)[1]	5.500%		01/01/2021	07/28/2013	A	$37,563,473
3,000,000	NYS ERDA (Brooklyn Union Gas Company) Linked SAVRS & RIBS[1]	6.368	[2]	04/01/2020	10/01/2013	A	3,004,830
170,000	NYS ERDA (Central Hudson Gas & Electric Co.)[1]	6.500		12/01/2028	12/01/2013	A	173,210
10,650,000	NYS ERDA (Con Ed)[1]	0.140	[2]	10/01/2036	10/01/2013	A	8,982,178
1,295,000	NYS ERDA (LILCO)[1]	5.150		03/01/2016	07/28/2013	A	1,298,885
4,740,000	NYS ERDA (LILCO)[1]	5.150		03/01/2016	07/28/2013	A	4,754,220
5,245,000	NYS ERDA (LILCO)[1]	5.150		03/01/2016	07/28/2013	A	5,260,368
13,850,000	NYS ERDA (LILCO)[1]	5.150		03/01/2016	07/28/2013	A	13,890,581
20,695,000	NYS ERDA (LILCO)[1]	5.300		11/01/2023	09/01/2013	A	20,840,693
200,000	NYS ERDA (LILCO)[1]	5.300		10/01/2024	09/01/2013	A	201,372
1,250,000	NYS ERDA (Niagara Mohawk Power Corp.)[1]	5.150		11/01/2025	07/28/2013	A	1,251,500
3,250,000	NYS HFA (Affordable Hsg.)[1]	5.250		11/01/2027	11/01/2017	A	3,412,923
85,000	NYS HFA (Conifer Irondequoit Assoc./Garden Homes Beford Lake/Dominican Village Obligated Group)[1]	5.150		08/15/2024	08/15/2013	A	85,144
520,000	NYS HFA (Division Street)[1]	5.000		02/15/2026	11/28/2015	A	535,246
685,000	NYS HFA (Golden Age Apartments)[1]	5.000		02/15/2037	12/08/2015	A	694,878
3,000,000	NYS HFA (Horizons at Wawayanda)[1]	5.350		06/01/2025	08/01/2017	A	3,182,820
6,120,000	NYS HFA (Hospital & Nursing Home)[1]	5.150		11/01/2016	07/28/2013	A	6,143,317
65,000	NYS HFA (Hospital & Nursing Home)	5.500		11/01/2013	11/01/2013		66,054
10,000	NYS HFA (Hospital & Nursing Home)	6.000		11/01/2013	11/01/2013		10,193
35,000	NYS HFA (Hospital & Nursing Home)	6.000		11/01/2014	11/01/2014		37,688
50,000	NYS HFA (Loewn Devel. of Wappingers Falls)[1]	5.250		08/15/2019	07/28/2013	A	50,082
345,000	NYS HFA (Multifamily Hsg.)[1]	5.300		08/15/2022	07/28/2013	A	345,473
1,340,000	NYS HFA (Multifamily Hsg.)[1]	5.300		08/15/2024	07/28/2013	A	1,341,554
250,000	NYS HFA (Multifamily Hsg.)	5.350		08/15/2020	07/28/2013	A	253,643
300,000	NYS HFA (Multifamily Hsg.)[1]	5.350		08/15/2031	07/28/2013	A	303,705
30,000	NYS HFA (Multifamily Hsg.)[1]	5.400		02/15/2016	07/28/2013	A	30,078
35,000	NYS HFA (Multifamily Hsg.)[1]	5.450		08/15/2018	07/28/2013	A	35,076
1,240,000	NYS HFA (Multifamily Hsg.)[1]	5.600		02/15/2026	07/28/2013	A	1,241,550
1,730,000	NYS HFA (Multifamily Hsg.)[1]	5.600		08/15/2033	08/15/2013	A	1,732,595
5,000	NYS HFA (Multifamily Hsg.)	6.800		11/01/2014	07/28/2013	A	5,022
90,000	NYS HFA (Multifamily Hsg.)[1]	6.850		11/01/2019	07/28/2013	A	90,285
25,000	NYS HFA (Nonprofit Hsg.)	6.200		11/01/2013	07/28/2013	A	25,355
2,370,000	NYS HFA (Senior Devel. Hsg.)[1]	5.100		11/15/2023	03/04/2017	A	2,500,729

42	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 1,190,000	NYS HFA (Simeon Dewitt)[1]	8.000%	11/01/2018	07/28/2013	A	$1,277,251
140,000	NYS HFA (Tiffany Gardens)[1]	4.500	08/15/2015	08/25/2014	B	143,921
955,000	NYS HFA, Series A1	6.100	11/01/2015	07/28/2013	A	959,479
300,000	NYS HFA, Series A1	6.125	11/01/2020	07/28/2013	A	300,642
85,000	NYS Medcare (Hospital & Nursing Home)[1]	7.400	11/01/2016	07/28/2013	A	85,448
20,000	NYS Medcare (Hospital & Nursing Home)[1]	9.375	11/01/2016	07/28/2013	A	20,149
1,010,000	NYS Thruway Authority[1]	5.000	01/01/2021	01/01/2015	A	1,067,742
960,000	NYS Thruway Authority[1]	5.000	01/01/2022	01/01/2015	A	1,015,632
25,000	NYS Thruway Authority[1]	5.000	03/15/2023	09/15/2014	A	26,297
10,000,000	NYS Thruway Authority[1]	5.000	01/01/2027	01/01/2022	A	11,126,600
25,000,000	NYS Thruway Authority[1]	5.000	01/01/2028	01/01/2022	A	27,564,750
15,000,000	NYS Thruway Authority[1]	5.000	01/01/2029	01/01/2022	A	16,355,100
100,000	NYS Thruway Authority[1]	5.000	04/01/2029	04/01/2019	A	107,810
20,500,000	NYS Thruway Authority[1]	5.000	01/01/2030	01/01/2022	A	22,181,205
4,000,000	NYS UDC (Subordinated Lien)[1]	5.125	07/01/2020	07/01/2014	A	4,177,960
1,000,000	NYS UDC (Subordinated Lien)[1]	5.125	07/01/2021	07/01/2014	A	1,043,400
3,000,000	NYS UDC, Series A-22[1]	5.000	01/01/2020	01/01/2020		3,492,930
4,175,000	NYS UDC, Series D1	5.625	01/01/2028	01/01/2019	A	4,563,484
150,000	Oneida County, NY IDA (Mohawk Valley Handicapped Services)	5.300	03/15/2019	11/05/2016	B	146,867
1,190,000	Oneida County, NY IDA (Presbyterian Home)[1]	5.250	03/01/2019	09/01/2013	A	1,196,164
1,615,000	Oneida County, NY IDA (Presbyterian Home)[1]	6.100	06/01/2020	07/28/2013	A	1,619,926
440,000	Oneida County, NY IDA (Presbyterian Home)[1]	6.250	06/01/2015	07/28/2013	A	441,945
225,000	Onondaga County, NY IDA (Le Moyne College)[1]	5.500	03/01/2014	07/28/2013	A	225,767
465,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)[1]	5.000	07/01/2022	07/01/2022		508,905
490,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)[1]	5.000	07/01/2023	07/01/2022	A	531,008
515,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)[1]	5.000	07/01/2024	07/01/2022	A	550,025
540,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)[1]	5.000	07/01/2025	07/01/2022	A	569,851
1,000,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)[1]	5.000	07/01/2032	09/12/2029	B	989,110
1,000,000	Onondaga, NY Civic Devel Corp. (Upstate Properties)[1]	5.500	12/01/2031	12/01/2021	A	1,079,630

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND	43

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 460,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000%	07/01/2019	07/01/2019		$526,143
690,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2019	07/01/2019		789,215
485,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2020	07/01/2020		552,313
730,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2020	07/01/2020		831,317
505,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2021	07/01/2021		572,599
765,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2021	07/01/2021		867,403
530,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2022	07/01/2022		593,155
805,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2022	07/01/2022		900,924
100,000	Orange County, NY IDA (Crystal Run Village)	4.750	07/01/2016	07/01/2016		97,018
125,000	Orange County, NY IDA (Orange Mental Retardation Properties)[1]	6.125	05/01/2016	07/28/2013	A	125,516
2,880,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)	6.000	12/01/2016	07/28/2013	A	2,887,747
1,070,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)	6.000	12/01/2016	07/28/2013	A	1,072,878
1,875,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital)	5.375	12/01/2021	07/28/2013	A	1,882,931
1,175,000	Otsego County, NY IDA (AOFMHS)[1]	5.350	10/01/2017	07/28/2013	A	1,179,771
1,005,000	Otsego County, NY IDA (Bassett Healthcare Project)[1]	5.375	11/01/2020	11/01/2013	A	1,009,874
3,625,000	Otsego County, NY IDA (Mary Imogene Bassett Hospital)[1]	5.350	11/01/2020	11/01/2013	A	3,642,291
25,000	Plattsburgh, NY Fire District No. 3	6.250	10/15/2014	10/15/2013	A	25,435
585,000	Port Authority NY/NJ (Continental Airlines)	9.125	12/01/2015	07/28/2013	A	599,508
106,840,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2022	07/28/2013	A	109,360,356
46,380,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2025	07/28/2013	A	47,302,034
67,765,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.900	12/01/2017	07/28/2013	A	67,843,607
18,355,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.250	12/01/2014	12/01/2014		18,913,176
39,900,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	12/01/2015	A	42,986,265

44	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 2,600,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500%	12/01/2028	12/01/2015	A	$2,810,600
26,275,000	Port Authority NY/NJ (KIAC)	6.750	10/01/2019	02/13/2017	B	25,557,955
100,000	Port Authority NY/NJ, 116th Series	5.000	10/01/2013	07/28/2013	A	100,394
160,000	Port Authority NY/NJ, 116th Series[1]	5.250	10/01/2014	07/28/2013	A	160,650
55,000	Port Authority NY/NJ, 116th Series[1]	5.250	10/01/2015	07/28/2013	A	55,223
95,000	Port Authority NY/NJ, 131st Series[1]	4.625	12/15/2029	06/15/2014	A	95,989
170,000	Port Authority NY/NJ, 131st Series[1]	5.000	12/15/2016	07/28/2013	A	172,339
10,000	Port Authority NY/NJ, 131st Series[1]	5.000	12/15/2026	07/28/2013	A	10,131
450,000	Port Authority NY/NJ, 132nd Series[1]	5.000	09/01/2029	09/01/2013	A	457,142
25,000	Port Authority NY/NJ, 135th Series[1]	4.500	09/15/2026	03/15/2016	A	25,123
60,000	Port Authority NY/NJ, 135th Series[1]	5.000	09/15/2027	03/15/2014	A	61,995
18,855,000	Port Authority NY/NJ, 136th Series[1]	5.375	11/01/2025	05/01/2014	A	19,657,469
35,000	Port Authority NY/NJ, 137th Series[1]	5.125	07/15/2030	07/15/2014	A	36,446
300,000	Port Authority NY/NJ, 138th Series[1]	5.000	12/01/2018	12/01/2014	A	321,090
350,000	Port Authority NY/NJ, 140th Series[1]	5.000	12/01/2027	06/01/2015	A	373,912
5,745,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2021	09/01/2015	A	6,148,184
14,110,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2022	09/01/2015	A	15,069,057
6,000,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2025	09/01/2015	A	6,300,840
10,000,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2026	09/01/2015	A	10,303,400
17,800,000	Port Authority NY/NJ, 143rd Series[1]	5.000	10/01/2030	04/01/2016	A	18,859,812
2,100,000	Port Authority NY/NJ, 151st Series[1]	6.000	09/15/2028	03/15/2018	A	2,345,343
250,000	Port Authority NY/NJ, 152nd Series[1]	5.000	11/01/2023	05/01/2018	A	270,900
5,730,000	Port Authority NY/NJ, 152nd Series[1]	5.750	11/01/2030	05/01/2018	A	6,319,904
7,080,000	Port Authority NY/NJ, 169th Series[1]	5.000	10/15/2019	10/15/2019		8,207,136
11,870,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2024	04/01/2022	A	13,145,788
7,005,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2025	04/01/2022	A	7,668,233
10,000,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2028	04/01/2022	A	10,755,100
13,075,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2030	04/01/2022	A	13,883,297
9,800,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2031	04/01/2022	A	10,413,284
2,780,000	Port Authority NY/NJ, 37th Series[1]	5.500	07/15/2019	07/15/2014	A	2,945,299
955,000	Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)[1]	5.900	08/01/2020	07/28/2013	A	957,072
25,000	Queensbury, NY Union Free School District[1]	5.000	06/15/2016	12/15/2013	A	25,534
100,000	Ramapo, NY Central School District[1]	4.125	07/15/2021	07/28/2013	A	100,157
1,200,000	Rensselaer County, NY IDA (Franciscan Heights)[1]	5.375	12/01/2025	12/01/2014	A	1,260,864
4,555,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.000	03/01/2036	03/01/2016	A	4,608,066

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND	45

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 320,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.125%	08/01/2027	07/28/2013	A	$320,253
815,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.125	08/01/2029	07/28/2013	A	815,448
50,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.500	08/01/2022	07/28/2013	A	50,085
905,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.200	06/01/2025	06/01/2025		884,538
50,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.500	06/01/2015	07/28/2013	A	50,007
1,490,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.750	06/01/2043	07/28/2013	A	1,504,826
230,000	Rensselaer, NY Municipal Leasing Corp. (Rensselaer County Nursing Home)[1]	5.000	06/01/2019	06/01/2014	A	235,288
5,845,000	Rensselaer, NY Municipal Leasing Corp. (Rensselaer County Nursing Home)[1]	5.875	06/01/2022	06/01/2014	A	5,983,293
100,000	Rockland County, NY GO1	4.000	10/01/2017	07/28/2013	A	100,280
575,000	Rockland County, NY GO1	5.000	12/15/2019	12/15/2019		629,924
575,000	Rockland County, NY GO1	5.000	12/15/2020	12/15/2020		627,889
600,000	Rockland County, NY GO1	5.000	12/15/2022	12/15/2022		645,072
15,000	Rockland County, NY Solid Waste Management Authority	5.625	12/15/2014	07/28/2013	A	15,061
6,225,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.500	08/15/2025	08/15/2013	A	6,224,564
150,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.625	08/15/2035	11/06/2021	B	149,631
500,000	Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Benedict Community Health Center)[1]	5.000	12/01/2014	12/01/2014		526,855
100,000	Saratoga, NY IDA (Skidmore College)[1]	4.500	07/01/2019	07/28/2013	A	100,241
50,000	Seneca County, NY IDA (New York Chiropractic College)[1]	4.000	10/01/2015	10/01/2015		53,029
50,000	Smithtown, NY Central School District[1]	4.125	11/01/2024	11/01/2013	A	50,664
5,000	SONYMA, Series 105	4.250	10/01/2017	07/28/2013	A	5,009
10,000	SONYMA, Series 109[1]	4.900	10/01/2028	10/01/2013	A	10,020
5,000,000	SONYMA, Series 116[1]	4.300	10/01/2019	04/01/2014	A	5,146,100
22,005,000	SONYMA, Series 116[1]	4.750	10/01/2029	04/01/2014	A	22,692,216
795,000	SONYMA, Series 133[1]	4.950	10/01/2021	04/01/2015	A	815,583
45,000	SONYMA, Series 137[1]	4.700	10/01/2031	10/01/2015	A	45,470
580,000	SONYMA, Series 145[1]	4.950	10/01/2023	04/01/2017	A	604,673
5,065,000	SONYMA, Series 148[1]	5.150	10/01/2027	10/01/2017	A	5,213,658
4,075,000	SONYMA, Series 29[3]	5.450	10/01/2031	07/13/2014	A	4,106,253
400,000	SONYMA, Series 31[1]	5.200	10/01/2021	07/28/2013	A	400,572

46	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 535,000	SONYMA, Series 31[1]	5.300%	10/01/2031	07/28/2013	A	$535,433
1,305,000	SONYMA, Series 44[1]	4.000	10/01/2021	10/01/2019	A	1,367,510
4,105,000	SONYMA, Series 69[1]	5.500	10/01/2028	07/28/2013	A	4,109,187
35,000	SONYMA, Series 70	5.375	10/01/2017	07/28/2013	A	35,089
75,000	SONYMA, Series 70[1]	5.375	10/01/2017	07/28/2013	A	75,180
110,000	SONYMA, Series 71[1]	5.400	04/01/2029	07/28/2013	A	110,117
3,020,000	SONYMA, Series 77[1]	5.150	04/01/2029	07/28/2013	A	3,022,446
20,000	SONYMA, Series 79[1]	5.300	04/01/2029	07/28/2013	A	20,017
85,000	SONYMA, Series 98	5.050	10/01/2017	07/28/2013	A	85,207
385,000	Spring Valley, NY (Quality Redevel.)[1]	5.000	06/15/2021	06/15/2017	A	424,405
405,000	Spring Valley, NY (Quality Redevel.)[1]	5.000	06/15/2022	06/15/2017	A	444,840
300,000	Spring Valley, NY GO1	5.000	05/01/2020	05/01/2015	A	316,737
310,000	Spring Valley, NY GO1	5.000	05/01/2021	05/01/2015	A	325,853
325,000	Spring Valley, NY GO1	5.000	05/01/2022	05/01/2015	A	340,415
335,000	Spring Valley, NY GO1	5.000	05/01/2023	05/01/2015	A	349,964
350,000	Spring Valley, NY GO1	5.000	05/01/2024	05/01/2015	A	359,377
365,000	Spring Valley, NY GO1	5.000	05/01/2025	05/01/2015	A	369,592
1,050,000	St. Lawrence County, NY IDA (Clarkson University)[1]	5.250	09/01/2033	03/01/2022	A	1,129,401
2,275,000	St. Lawrence County, NY IDA (Curran Renewable Energy)	6.200	12/01/2017	12/01/2015	B	2,106,286
300,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000	07/01/2024	01/01/2023	A	342,648
920,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000	07/01/2025	01/01/2023	A	1,040,750
1,345,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000	07/01/2027	01/01/2023	A	1,490,919
1,455,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000	07/01/2029	01/01/2023	A	1,581,134
13,225,000	Suffolk County, NY Economic Devel. Corp. (Catholic Health Services)[1]	5.000	07/01/2028	07/01/2021	A	14,035,164
70,000	Suffolk County, NY Economic Devel. (Family Residences Essential Enterprises)	6.000	10/01/2015	10/27/2014	B	69,659
280,000	Suffolk County, NY Economic Devel. (Family Residences Essential Enterprises), Series A	6.375	12/01/2018	08/24/2016	B	278,239
415,000	Suffolk County, NY Economic Devel. Corp. (Family Residences Essential Enterprises)	6.750	06/01/2027	12/08/2021	B	404,575
295,000	Suffolk County, NY IDA (ALIA-CCDRCA)	7.000	06/01/2016	12/01/2013	A	295,988
95,000	Suffolk County, NY IDA (ALIA-Civic Facility)	6.000	11/01/2017	05/01/2015	B	93,578

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND	47

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 390,000	Suffolk County, NY IDA (ALIA-Civic Facility)	6.000%	11/01/2017	07/17/2015	B	$384,162
200,000	Suffolk County, NY IDA (ALIA-IGHL)	5.950	11/01/2022	12/23/2018	B	190,082
300,000	Suffolk County, NY IDA (ALIA-NYS ARC)	5.950	11/01/2022	11/28/2019	B	285,123
300,000	Suffolk County, NY IDA (ALIA-WORCA)	5.950	11/01/2022	03/31/2019	B	285,123
300,000	Suffolk County, NY IDA (Catholic Charities)	6.000	10/01/2020	07/14/2017	B	291,360
300,000	Suffolk County, NY IDA (DDI)	6.000	10/01/2020	07/17/2017	B	291,360
300,000	Suffolk County, NY IDA (DDI)	6.000	10/01/2020	07/16/2017	B	291,360
1,180,000	Suffolk County, NY IDA (Dowling College)	4.750	06/01/2026	07/04/2024	B	1,097,813
1,065,000	Suffolk County, NY IDA (Dowling College)	5.000	06/01/2018	06/01/2016	A	1,076,928
2,915,000	Suffolk County, NY IDA (Dowling College)[1]	6.700	12/01/2020	07/28/2013	A	2,916,020
1,930,000	Suffolk County, NY IDA (Family Residences), Series A	6.375	12/01/2018	06/25/2015	A	1,947,698
500,000	Suffolk County, NY IDA (Independent Group Home Living)	6.000	10/01/2020	07/21/2017	B	485,600
105,000	Suffolk County, NY IDA (L.I. Network Community Services)	7.000	02/01/2014	11/01/2013	B	106,023
205,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)	6.250	11/01/2016	05/16/2015	B	208,278
75,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)	6.250	11/01/2016	11/01/2013	A	75,131
700,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2017	03/01/2015	A	732,508
1,000,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2018	03/01/2015	A	1,040,460
700,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2019	03/01/2015	A	725,193
720,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2020	03/01/2015	A	743,839
1,000,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2021	03/01/2015	A	1,028,710
1,650,000	Suffolk County, NY IDA (Nissequogue Cogeneration Partners)	5.500	01/01/2023	04/23/2019	B	1,589,709
390,000	Suffolk County, NY IDA (Pederson-Krager Center)	6.375	11/01/2015	11/20/2014	B	382,161
230,000	Suffolk County, NY IDA (Pederson-Krager Center)	6.400	02/01/2015	08/10/2014	B	226,858

48	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity**		Value

New York Continued
$ 15,000	Suffolk County, NY IDA (South Country Library)[1]	4.750%		01/01/2019	07/28/2013	A	$15,030
200,000	Suffolk County, NY IDA (Suffolk Hotels)	6.000		10/01/2020	07/10/2017	B	194,240
400,000	Suffolk County, NY IDA (WORCA)	6.000		10/01/2020	07/25/2017	B	388,480
1,145,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2021	06/01/2021		1,252,321
25,000	Syracuse, NY Hsg. Authority[1]	5.400		09/01/2017	09/01/2013	A	25,633
75,000	Syracuse, NY Hsg. Authority[1]	5.400		09/01/2020	09/01/2013	A	76,790
30,000	Syracuse, NY Hsg. Authority[1]	5.400		09/01/2021	09/01/2013	A	30,702
100,000	Syracuse, NY Hsg. Authority[1]	5.400		09/01/2023	09/01/2013	A	102,328
1,235,000	Syracuse, NY IDA (Carousel Center)	4.900	[5]	01/01/2018	06/22/2016	B	955,631
25,000	Syracuse, NY IDA (Jewish Home of Central New York)	7.375		03/01/2021	01/15/2018	B	24,328
385,000	Syracuse, NY IDA (One Center Armory Garage)	6.750		12/01/2017	07/28/2013	A	385,254
2,425,000	Tompkins County, NY Devel. Corp. (Tompkins Cortland Community College Foundation)[1]	5.000		07/01/2032	08/06/2030	B	2,398,592
90,000	Tompkins, NY Health Care Corp. (Reconstruction Home)[1]	5.875		02/01/2033	07/28/2013	A	90,271
560,000	Tompkins, NY Health Care Corp. (Reconstruction Home)[1]	10.800		02/01/2028	08/01/2013	A	575,736
20,465,000	Troy, NY Capital Resource Corp. (Rensselaer Polytechnic Institute)[1]	5.000		09/01/2030	09/01/2020	A	21,676,937
1,000,000	Troy, NY IDA (Rensselaer Polytechnic Institute)[1]	5.000		09/01/2031	09/01/2021	A	1,047,760
10,000	Ulster County, NY GO1	5.400		11/15/2013	11/15/2013		10,191
10,000	Ulster County, NY GO1	5.400		11/15/2015	11/15/2013	A	10,191
155,000	Ulster County, NY Res Rec[1]	5.000		03/01/2016	03/01/2016		165,633
160,000	Ulster County, NY Res Rec[1]	5.000		03/01/2017	03/01/2016	A	169,978
170,000	Ulster County, NY Res Rec[1]	5.000		03/01/2018	03/01/2016	A	179,090
360,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.000		06/01/2040	01/25/2029	B	332,946
65,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.250		06/01/2025	12/01/2013	A	64,996
830,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.450		06/01/2040	09/21/2027	B	774,954
10,075,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.750		06/01/2030	09/29/2020	B	9,924,681
3,000,000	Utica, NY IDA (Utica College Civic Facility)	6.850		12/01/2031	12/01/2013	A	3,014,910
50,000	Westchester County, NY GO1	5.375		12/15/2013	12/15/2013		51,170

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND	49

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

New York Continued
$ 3,730,000	Westchester County, NY Healthcare Corp., Series A1	5.000%	11/01/2021	11/01/2021		$4,221,801
20,000	Westchester County, NY IDA (Clearview School)	6.600	01/01/2014	10/01/2013	B	20,111
545,000	Westchester County, NY IDA (JDAM)[1]	6.750	04/01/2016	10/01/2013	A	547,120
220,000	Westchester County, NY IDA (Purchase College Foundation Hsg. Corp.)	5.500	12/01/2015	07/28/2013	A	222,765
135,000	Westchester County, NY IDA (Winward School)	5.200	10/01/2021	07/28/2013	A	135,173
4,490,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	4.500	06/01/2021	06/01/2015	A	4,503,425
10,700,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2026	05/30/2018	B	10,634,195
75,000	White Plains, NY HDC (Battle Hill)[1]	6.650	02/01/2025	02/27/2020	B	75,833
1,000,000	Yonkers, NY EDC (Charter School of Educational Excellence)[1]	6.000	10/15/2030	05/05/2020	A	1,014,030
60,000	Yonkers, NY GO1	5.000	08/01/2014	08/01/2014		62,594
445,000	Yonkers, NY GO1	5.000	08/01/2015	08/01/2015		477,650
2,000,000	Yonkers, NY GO1	5.000	10/01/2023	10/01/2021	A	2,221,020
1,000,000	Yonkers, NY GO1	5.000	10/01/2024	10/01/2021	A	1,092,460
30,000	Yonkers, NY IDA (Michael Malotz Skilled Nursing Pavilion)[1]	5.450	02/01/2029	07/28/2013	A	30,036
295,000	Yonkers, NY IDA (Michael Malotz Skilled Nursing Pavilion)[1]	5.650	02/01/2039	07/28/2013	A	295,307
1,455,000	Yonkers, NY IDA (Monastery Manor Associates)[1]	5.000	04/01/2025	04/01/2015	A	1,473,595
3,680,000	Yonkers, NY IDA (Sarah Lawrence College)[1]	5.750	06/01/2024	06/01/2019	A	4,073,870
600,000	Yonkers, NY IDA (Sarah Lawrence College)[1]	6.000	06/01/2029	06/01/2019	A	653,484
865,000	Yonkers, NY IDA (St. John’s Riverside Hospital)[1]	6.800	07/01/2016	07/22/2013	A	866,868
						3,985,097,187
U.S. Possessions—27.3%
9,210,000	Guam Airport Authority, Series C1	5.375	10/01/2019	10/01/2013	A	9,249,971
6,000,000	Guam Airport Authority, Series C1	5.375	10/01/2020	10/01/2013	A	6,023,520
192,000	Guam EDA (TASC)	5.300	05/15/2014	05/15/2014		200,243
3,200,000	Guam Education Financing Foundation COP (Guam Public School Facilities)	4.500	10/01/2026	10/01/2026		2,832,160
1,435,000	Guam Government Business Privilege[1]	5.000	01/01/2027	01/01/2022	A	1,539,769
3,255,000	Guam Government Business Privilege[1]	5.000	01/01/2028	01/01/2022	A	3,451,635
1,200,000	Guam Government Business Privilege[1]	5.000	01/01/2031	01/01/2022	A	1,251,504

50	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity**		Value

U.S. Possessions Continued
$ 6,000,000	Guam Government Business Privilege[1]	5.000%		01/01/2032	01/01/2022	A	$6,227,280
50,000	Guam International Airport Authority[1]	4.500		10/01/2014	10/01/2013	A	50,299
10,000	Guam International Airport Authority[1]	5.000		10/01/2023	10/01/2013	A	10,015
25,000	Guam International Airport Authority[1]	5.250		10/01/2016	10/01/2013	A	25,227
50,000	Guam International Airport Authority[1]	5.375		10/01/2017	10/01/2013	A	50,291
900,000	Guam Power Authority, Series A1	5.000		10/01/2019	10/01/2019		1,010,844
1,350,000	Guam Power Authority, Series A1	5.000		10/01/2020	10/01/2020		1,525,338
1,350,000	Guam Power Authority, Series A1	5.000		10/01/2021	10/01/2021		1,517,765
2,345,000	Guam Power Authority, Series A1	5.000		10/01/2022	10/01/2022		2,628,393
3,185,000	Guam Power Authority, Series A1	5.000		10/01/2025	10/01/2022	A	3,439,450
2,690,000	Guam Power Authority, Series A1	5.000		10/01/2026	10/01/2022	A	2,872,651
2,595,000	Guam Power Authority, Series A1	5.000		10/01/2027	10/01/2022	A	2,749,662
170,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)[1]	5.250		06/01/2032	12/31/2017	B	153,371
15,250,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.250		07/01/2024	07/01/2024		14,532,793
9,150,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.500		07/01/2028	07/01/2028		8,701,467
200,000	Puerto Rico Children’s Trust Fund (TASC)	4.250		05/15/2014	07/28/2013	A	200,540
181,945,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375		05/15/2033	12/06/2016	B	180,352,981
72,885,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	02/27/2026	B	72,247,256
30,755,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	03/18/2031	B	30,485,894
400,000	Puerto Rico Commonwealth GO1	3.062	[2]	07/01/2021	01/01/2014	A	345,448
12,600,000	Puerto Rico Commonwealth GO1	3.142	[2]	07/01/2018	07/01/2018		12,679,506
4,400,000	Puerto Rico Commonwealth GO1	3.162	[2]	07/01/2019	07/01/2019		4,422,616
4,155,000	Puerto Rico Commonwealth GO1	3.182	[2]	07/01/2020	07/01/2020		4,151,676
250,000	Puerto Rico Commonwealth GO	3.374	[5]	07/01/2015	07/01/2015		229,573
48,380,000	Puerto Rico Commonwealth GO1	4.750		12/01/2015	12/01/2013	A	48,907,342
5,000,000	Puerto Rico Commonwealth GO1	5.000		07/01/2021	07/01/2021		4,827,350
165,000	Puerto Rico Commonwealth GO1	5.000		07/01/2024	07/01/2024		153,924
25,000	Puerto Rico Commonwealth GO1	5.000		07/01/2028	08/06/2026	B	22,733
2,995,000	Puerto Rico Commonwealth GO1	5.125		07/01/2031	07/01/2031		2,708,828
7,000,000	Puerto Rico Commonwealth GO1	5.250		01/01/2015	01/01/2015		7,178,920
500,000	Puerto Rico Commonwealth GO1	5.250		07/01/2020	07/01/2014	A	500,505
2,430,000	Puerto Rico Commonwealth GO1	5.250		07/01/2021	07/01/2014	A	2,430,705
4,795,000	Puerto Rico Commonwealth GO1	5.250		07/01/2022	07/01/2022		4,788,143

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND	51

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

U.S. Possessions Continued
$ 2,715,000	Puerto Rico Commonwealth GO1	5.250%	07/01/2022	07/01/2016	A	$2,725,073
4,575,000	Puerto Rico Commonwealth GO1	5.250	07/01/2023	07/01/2023		4,550,387
14,850,000	Puerto Rico Commonwealth GO1	5.250	07/01/2024	07/01/2024		14,727,636
270,000	Puerto Rico Commonwealth GO1	5.250	07/01/2024	07/01/2024		264,697
21,785,000	Puerto Rico Commonwealth GO1	5.250	07/01/2025	07/01/2025		20,632,574
9,880,000	Puerto Rico Commonwealth GO1	5.250	07/01/2027	07/01/2027		9,255,584
15,000	Puerto Rico Commonwealth GO1	5.250	07/01/2029	07/01/2029		13,970
5,000,000	Puerto Rico Commonwealth GO1	5.250	07/01/2030	07/01/2030		4,623,700
2,840,000	Puerto Rico Commonwealth GO1	5.250	07/01/2030	05/09/2029	B	2,626,262
14,750,000	Puerto Rico Commonwealth GO1	5.250	07/01/2032	07/01/2032		13,458,785
11,735,000	Puerto Rico Commonwealth GO1	5.250	07/01/2032	10/02/2031	B	10,707,718
1,400,000	Puerto Rico Commonwealth GO1	5.375	07/01/2030	07/01/2030		1,313,186
40,000	Puerto Rico Commonwealth GO1	5.500	07/01/2013	07/01/2013		40,010
100,000	Puerto Rico Commonwealth GO1	5.500	07/01/2016	07/01/2016		104,313
1,950,000	Puerto Rico Commonwealth GO1	5.500	07/01/2019	07/01/2019		1,980,888
440,000	Puerto Rico Commonwealth GO1	5.500	07/01/2020	07/01/2020		443,049
13,100,000	Puerto Rico Commonwealth GO1	5.500	07/01/2023	07/01/2023		12,799,879
240,000	Puerto Rico Commonwealth GO1	5.500	07/01/2026	07/01/2026		231,154
2,890,000	Puerto Rico Commonwealth GO1	6.000	07/01/2027	07/01/2018	A	2,929,795
10,000,000	Puerto Rico Commonwealth GO1	6.000	07/01/2029	07/01/2016	A	10,080,400
600,000	Puerto Rico Commonwealth GO1	6.000	07/01/2038	08/12/2036	B	594,630
1,950,000	Puerto Rico Commonwealth GO1	6.500	07/01/2037	07/01/2019	A	1,991,672
5,000,000	Puerto Rico Convention Center Authority[1]	5.000	07/01/2018	07/01/2016	A	5,061,950
150,000	Puerto Rico Convention Center Authority[1]	5.000	07/01/2023	07/01/2023		140,985
28,360,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2022	07/01/2022		28,050,309
10,920,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2023	07/01/2023		10,662,943
11,490,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2024	07/01/2024		11,171,957
11,595,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2025	07/01/2025		11,258,513
24,000,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2027	07/01/2027		23,011,920
33,580,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2028	07/01/2028		32,101,808
4,905,000	Puerto Rico Electric Power Authority, Series CCC[1]	5.250	07/01/2028	07/01/2028		4,689,082

52	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity**		Value

U.S. Possessions Continued
$ 100,000	Puerto Rico Electric Power Authority, Series DDD[1]	5.000%		07/01/2022	07/01/2022		$97,144
50,000	Puerto Rico Electric Power Authority, Series JJ1	5.250		07/01/2013	07/01/2013		50,016
500,000	Puerto Rico Electric Power Authority, Series PP1	5.000		07/01/2024	07/01/2024		475,990
285,000	Puerto Rico Electric Power Authority, Series RR1	5.000		07/01/2021	07/01/2021		282,783
50,000	Puerto Rico Electric Power Authority, Series RR1	5.000		07/01/2022	07/01/2022		48,572
280,000	Puerto Rico Electric Power Authority, Series RR1	5.000		07/01/2024	07/01/2024		266,554
175,000	Puerto Rico Electric Power Authority, Series SS1	5.000		07/01/2017	07/01/2015	A	178,379
100,000	Puerto Rico Electric Power Authority, Series SS1	5.000		07/01/2022	07/01/2022		97,144
830,000	Puerto Rico Electric Power Authority, Series SS1	5.000		07/01/2023	07/01/2023		794,692
12,500,000	Puerto Rico Electric Power Authority, Series WW1	5.250		07/01/2025	07/01/2025		12,137,250
500,000	Puerto Rico Electric Power Authority, Series ZZ1	5.250		07/01/2026	07/01/2026		481,750
3,425,000	Puerto Rico HFA[1]	4.600		12/01/2024	12/01/2013	A	3,431,508
34,405,000	Puerto Rico HFA[6]	4.650		12/01/2023	12/01/2013	A	35,009,152
85,000	Puerto Rico HFA[1]	5.000		12/01/2020	12/01/2013	A	87,464
5,100,000	Puerto Rico HFA Capital Fund Modernization (Puerto Rico Public Hsg.)[1]	5.125		12/01/2027	12/01/2018	A	5,369,943
5,400,000	Puerto Rico Highway & Transportation Authority[1]	2.594	[2]	07/01/2028	07/01/2028		3,820,338
180,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2018	01/01/2014	A	180,106
90,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2022	01/22/2021	B	85,458
135,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2023	07/01/2023		126,838
160,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2025	07/01/2025		148,123
835,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2027	12/28/2026	B	827,535
425,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2028	02/20/2026	B	386,465
90,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2028	08/06/2026	B	81,840

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND	53

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

U.S. Possessions Continued
$ 50,000	Puerto Rico Highway & Transportation Authority[1]	5.000%	07/01/2028	02/20/2026	B	$45,467
45,000	Puerto Rico Highway & Transportation Authority[1]	5.250	07/01/2014	01/01/2014	A	45,582
100,000	Puerto Rico Highway & Transportation Authority[1]	5.250	07/01/2017	07/28/2013	A	100,267
2,900,000	Puerto Rico Highway & Transportation Authority[1]	5.250	07/01/2018	07/28/2013	A	2,907,250
425,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2019	07/28/2013	A	426,169
25,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2019	07/28/2013	A	25,069
230,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2020	07/28/2013	A	230,633
5,060,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2021	07/28/2013	A	5,074,775
7,995,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2022	07/28/2013	A	8,016,986
7,000,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2024	07/28/2013	A	7,009,170
400,000	Puerto Rico Highway & Transportation Authority, Series G1	5.250	07/01/2019	07/28/2013	A	401,000
100,000	Puerto Rico Highway & Transportation Authority, Series I1	5.000	07/01/2023	07/01/2023		93,954
4,355,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2021	07/01/2021		4,204,622
11,000,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2022	07/01/2022		10,444,830
12,275,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2023	07/01/2023		11,532,854
12,760,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2024	07/01/2024		11,903,421
14,545,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2025	07/01/2025		13,465,325
16,725,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2026	07/01/2026		15,356,895
185,000	Puerto Rico Industrial Devel. Company, Series B1	5.375	07/01/2016	07/28/2013	A	185,278
780,000	Puerto Rico Infrastructure[1]	5.000	07/01/2019	07/01/2016	A	781,521
5,000,000	Puerto Rico Infrastructure[1]	5.500	07/01/2021	07/01/2021		5,012,950
16,550,000	Puerto Rico Infrastructure[1]	6.000	12/15/2026	12/15/2021	A	16,658,568
105,000	Puerto Rico Infrastructure (Mepsi Campus)	5.600	10/01/2014	10/01/2014		106,929
1,055,000	Puerto Rico Infrastructure (Mepsi Campus)	6.250	10/01/2024	10/01/2017	A	1,070,983

54	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

U.S. Possessions Continued
$ 2,500,000	Puerto Rico Infrastructure Financing Authority[1]	5.250%	12/15/2026	12/15/2026		$2,348,200
4,250,000	Puerto Rico Infrastructure Financing Authority[1]	5.500	07/01/2023	07/01/2023		4,154,205
2,500,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2016	04/01/2016		2,609,800
2,000,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2017	04/01/2017		2,090,540
1,155,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2018	04/01/2018		1,205,543
1,165,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2019	04/01/2019		1,205,530
650,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2021	04/01/2021		659,133
650,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2022	04/01/2022		649,038
34,610,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	10/17/2024	B	32,745,905
20,000	Puerto Rico ITEMECF (Guaynabo Municipal Government Center)	5.625	07/01/2015	07/20/2013	A	20,068
15,645,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	6.250	07/01/2026	07/01/2016	A	17,095,135
75,000	Puerto Rico ITEMECF (Hospital de la Concepcion)[1]	6.125	11/15/2025	07/28/2013	A	75,302
475,000	Puerto Rico ITEMECF (Hospital de la Concepcion)[1]	6.375	11/15/2015	07/28/2013	A	477,271
2,000,000	Puerto Rico ITEMECF (Hospital de la Concepcion)[1]	6.500	11/15/2020	07/28/2013	A	2,009,720
500,000	Puerto Rico ITEMECF (International American University)[1]	5.000	10/01/2021	10/01/2021		535,750
2,575,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)[1]	6.700	05/01/2024	05/11/2020	B	2,528,135
365,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.000	10/01/2021	10/01/2021		389,046
415,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.000	10/01/2022	10/01/2022		436,480
2,190,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2015	01/01/2014	A	2,231,566
2,215,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2016	01/01/2014	A	2,257,041
2,445,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2017	01/01/2014	A	2,491,406
355,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2018	01/01/2014	A	361,738

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND	55

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

U.S. Possessions Continued
$ 1,875,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625%	07/01/2019	01/01/2014	A	$1,910,588
20,000	Puerto Rico Municipal Finance Agency, Series A1	4.750	08/01/2022	07/28/2013	A	20,002
90,000	Puerto Rico Municipal Finance Agency, Series A1	5.000	08/01/2013	08/01/2013		90,255
500,000	Puerto Rico Municipal Finance Agency, Series A1	5.000	08/01/2027	03/12/2025	B	495,490
75,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2017	07/28/2013	A	75,200
70,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2021	07/28/2013	A	70,151
9,400,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2023	08/01/2023		9,003,508
10,000,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2024	08/01/2024		9,524,600
230,000	Puerto Rico Municipal Finance Agency, Series A1	5.500	07/01/2017	07/22/2013	A	230,982
170,000	Puerto Rico Municipal Finance Agency, Series B1	5.750	08/01/2013	08/01/2013		170,581
275,000	Puerto Rico Public Buildings Authority[1]	5.125	07/01/2024	02/02/2024	B	259,303
14,280,000	Puerto Rico Public Buildings Authority[1]	5.250	07/01/2029	03/02/2028	B	13,298,964
5,000,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2016	07/01/2016		5,217,100
2,060,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2021	07/01/2021		2,054,768
2,425,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2024	07/01/2024		2,359,695
3,255,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2025	07/01/2025		3,152,240
13,195,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2026	07/01/2026		12,708,632
1,250,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2035	07/01/2017	C	1,269,750
150,000	Puerto Rico Public Buildings Authority[1]	5.750	07/01/2015	07/01/2015		156,387
50,000	Puerto Rico Public Buildings Authority[1]	5.750	07/01/2017	07/01/2017		52,438
3,490,000	Puerto Rico Public Buildings Authority[1]	5.750	07/01/2022	07/01/2016	A	3,507,625
1,400,000	Puerto Rico Public Buildings Authority[1]	5.750	07/01/2034	07/01/2017	C	1,434,678
3,020,000	Puerto Rico Public Buildings Authority[1]	6.000	07/01/2020	07/01/2019	A	3,115,825
1,270,000	Puerto Rico Public Buildings Authority[1]	6.250	07/01/2023	07/01/2023		1,312,926
50,000	Puerto Rico Public Buildings Authority[1]	6.250	07/01/2026	07/01/2019	A	51,408
12,145,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2021	07/01/2014	A	12,603,595
31,150,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2025	06/01/2014	A	32,206,297
205,030,000	Puerto Rico Public Finance Corp., Series A1	6.500	08/01/2028	08/01/2016	A	212,450,036
19,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.625	08/01/2030	02/01/2015	A	19,159,790

56	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

U.S. Possessions Continued
$ 2,100,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125%	08/01/2029	02/01/2014	A	$2,173,206
73,575,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125	08/01/2029	02/01/2014	A	75,419,525
4,080,000	University of Puerto Rico[1]	5.000	06/01/2025	06/01/2025		3,780,120
2,750,000	University of Puerto Rico[1]	5.000	06/01/2026	06/01/2026		2,517,378
7,470,000	University of Puerto Rico, Series P1	5.000	06/01/2021	06/01/2021		7,212,584
8,500,000	University of Puerto Rico, Series P1	5.000	06/01/2022	06/01/2022		8,097,865
3,725,000	University of Puerto Rico, Series P1	5.000	06/01/2024	06/01/2024		3,484,738
5,645,000	University of Puerto Rico, Series P1	5.000	06/01/2030	12/23/2028	B	4,876,998
4,930,000	University of Puerto Rico, Series Q1	5.000	06/01/2018	06/01/2018		4,927,042
2,490,000	University of Puerto Rico, Series Q1	5.000	06/01/2019	06/01/2019		2,456,684
3,515,000	University of Puerto Rico, Series Q1	5.000	06/01/2021	06/01/2021		3,393,873
8,410,000	University of Puerto Rico, Series Q1	5.000	06/01/2023	06/01/2023		7,938,199
100,000	University of Puerto Rico, Series Q1	5.000	06/01/2024	06/01/2024		93,550
300,000	University of Puerto Rico, Series Q1	5.000	06/01/2030	12/22/2028	B	259,185
45,000	V.I. Port Authority, Series A1	5.000	09/01/2023	07/28/2013	A	45,138
2,805,000	V.I. Port Authority, Series A1	5.250	09/01/2018	07/28/2013	A	2,814,397
3,330,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2023	10/01/2016	A	3,474,289
850,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2024	10/01/2016	A	885,165
3,670,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2025	10/01/2016	A	3,807,845
1,715,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2026	10/01/2016	A	1,770,635
50,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2027	10/01/2016	A	51,418
4,520,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2031	10/01/2014	A	4,614,061
3,900,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan)[1]	5.000	10/01/2033	10/01/2014	A	3,979,638
1,350,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.000	10/01/2025	10/01/2020	A	1,455,179
1,500,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.000	10/01/2027	10/01/2022	A	1,607,820
1,075,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.250	10/01/2021	10/01/2014	A	1,109,658
620,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	6.750	10/01/2037	10/01/2019	A	696,558
325,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.250	10/01/2019	10/01/2014	A	335,849

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND	57

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity**		Value

U.S. Possessions Continued
$ 1,425,000	V.I. Public Finance Authority, Series A1	5.000%	10/01/2032	10/01/2022	A	$1,558,494
1,000,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2016	10/01/2014	A	1,036,280
2,265,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2022	10/01/2014	A	2,336,597
2,960,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2023	10/01/2014	A	3,053,566
665,000	V.I. Public Finance Authority, Series A-1[1]	4.500	10/01/2024	10/01/2019	A	696,714
2,000,000	V.I. Public Finance Authority, Series B1	5.000	10/01/2025	10/01/2019	A	2,136,760
20,000	V.I. Public Finance Authority, Series C1	5.000	10/01/2022	10/01/2019	A	21,170
80,000	V.I. Tobacco Settlement Financing Corp. (TASC)	4.950	05/15/2014	07/28/2013	A	80,262
920,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2021	11/02/2013	B	907,884
1,440,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2031	12/27/2017	B	1,392,005
100,000	V.I. Water & Power Authority[1]	4.500	07/01/2020	07/28/2013	A	100,085
125,000	V.I. Water & Power Authority[1]	4.500	07/01/2028	08/02/2026	B	115,114
225,000	V.I. Water & Power Authority[1]	5.000	07/01/2018	07/28/2013	A	225,326
100,000	V.I. Water & Power Authority[1]	5.000	07/01/2019	07/28/2013	A	100,145
5,985,000	V.I. Water & Power Authority	5.500	07/01/2017	07/23/2013	A	5,997,098
						1,468,063,422
Total Municipal Bonds and Notes (Cost $5,524,494,136)						5,453,160,609
Shares
Common Stocks—0.1%
2,137	CMS Liquidating Trust[7] (Cost $6,838,400)					6,838,400
Total Investments, at Value (Cost $5,531,332,536)—101.6%						5,459,999,009
Liabilities in Excess of Other Assets—(1.6)						(87,325,543)
Net Assets—100.0%						$5,372,673,466

Footnotes to Statement of Investments

*June 28, 2013 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

**Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Optional call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C. Date of mandatory put.

1. All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 6 of the accompanying Notes.

2. Represents the current interest rate for a variable or increasing rate security.

3. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 1 of the accompanying Notes.

4. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.

58	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Footnotes to Statement of Investments Continued

5. Zero coupon bond reflects effective yield on the date of purchase.

6. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after June 28, 2013. See Note 1 of the accompanying Notes.

7. Non-income producing security.

To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome
ALIA	Alliance of Long Island Agencies
AOFMHS	Aurelia Osborn Fox Memorial Hospital Society
ARC	Assoc. of Retarded Citizens
AeFM	Aero Ft. Myers
AeH	Aero Harrisburg
AeHC	Aero Houston Central
AeJFK	Aero JFK
AeKC	Aero Kansas City
AeL	Aero Lauderdale
BFCC	Brookdale Family Care Center
BID	Business Improvement District
BOCES	Board of Cooperative Educational Services
CCDRCA	Catholic Charities of the Diocese of Rockville Centre and Affiliates
CHSLI	Catholic Health Services of Long Island
CMA	Community Mainstreaming Associates, Inc.
COP	Certificates of Participation
CRR	Center for Rapid Recovery
CSMR	Community Services for the Mentally Retarded
Con Ed	Consolidated Edison Company
DA	Dormitory Authority
DDI	Developmental Disabilities Institute
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EFC	Environmental Facilities Corp.
ERDA	Energy Research and Devel. Authority
FNHC	Ferncilff Nursing Home Company
FREE	Family Residences and Essential Enterprises
GO	General Obligation
GSHMC	Good Samaritan Hospital Medical Center
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
HKSB	Helen Keller Services for the Blind
IDA	Industrial Devel. Agency

IGHL	Independent Group Home for Living
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JDAM	Julia Dyckman Andrus Memorial
JFK	John Fitzgerald Kennedy
KR	Kateri Residence
L.I.	Long Island
LIFERS	Long Inverse Floating Exempt Receipts
LIJMC	Long Island Jewish Medical Center
LILCO	Long Island Lighting Corp.
MMC	Mercy Medical Center
MMWNHC	Mary Manning Walsh Nursing Home Company
MTA	Metropolitan Transportation Authority
NSLIJ	North Shore Long Island Jewish
NSUH	North Shore University Hospital
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
NYU	New York University
RIBS	Residual Interest Bonds
Res Rec	Resource Recovery Facility
ROLs	Residual Option Longs
SAVRS	Select Auction Variable Rate Securities
SCHRC	St. Charles Hospital and Rehabilitation Center
SFH	St. Francis Hospital
SONYMA	State of New York Mortgage Agency
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
TIP	Transportation Infrastructure Properties
UDC	Urban Development Corporation
USBFCC	Urban Strategies Brookdale Family Care Center
USTA	United States Tennis Association
V.I.	United States Virgin Islands
WORCA	Working Organization for Retarded Children and Adults
YMCA	Young Men’s Christian Assoc.

See accompanying Notes to Financial Statements.

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND	59

STATEMENT OF ASSETS AND LIABILITIES     June 28, 20131 (Unaudited)

Assets
Investments, at value (cost $5,531,332,536)—see accompanying statement of investments	$5,459,999,009
Cash	17,591,155
Receivables and other assets:
Interest	73,794,671
Shares of beneficial interest sold	45,730,257
Investments sold	6,419,865
Other	1,080,717
Total assets	5,604,615,674
Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	87,190,000
Payable on borrowings (See Note 6)	54,600,000
Shares of beneficial interest redeemed	49,830,284
Investments purchased (including $35,222,979 purchased on a when-issued or delayed delivery basis)	35,253,659
Dividends	2,500,846
Distribution and service plan fees	1,088,989
Trustees' compensation	746,359
Transfer and shareholder servicing agent fees	453,867
Shareholder communications	169,732
Interest expense on borrowings	4,369
Other	104,103
Total liabilities	231,942,208
Net Assets	$5,372,673,466
Composition of Net Assets
Paid-in capital	$5,504,959,579
Accumulated net investment loss	(14,174,497)
Accumulated net realized loss on investments	(46,778,089)
Net unrealized depreciation on investments	(71,333,527)
Net Assets	$5,372,673,466

1. June 28, 2013 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

60	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $3,620,745,162 and 1,109,039,495 shares of beneficial interest outstanding)	$3.26
Maximum offering price per share (net asset value plus sales charge of 2.25% of offering price)	$3.34
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $25,262,163 and 7,748,828 shares of beneficial interest outstanding)	$3.26
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,508,675,549 and 464,316,322 shares of beneficial interest outstanding)	$3.25
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $217,990,592 and 66,762,037 shares of beneficial interest outstanding)	$3.27

See accompanying Notes to Financial Statements.

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND	61

STATEMENT OF OPERATIONS    For the Six Months Ended June 28, 20131 (Unaudited)

Investment Income
Interest	$118,791,358

Expenses
Management fees	11,075,277
Distribution and service plan fees:
Class A	4,698,006
Class B	133,560
Class C	7,804,972
Transfer and shareholder servicing agent fees:
Class A	1,188,415
Class B	12,836
Class C	544,997
Class Y	82,975
Shareholder communications:
Class A	221,938
Class B	6,555
Class C	138,603
Class Y	18,186
Borrowing fees	893,109
Interest expense and fees on short-term floating rate notes issued (See Note 1)	492,050
Accounting service fees	419,987
Trustees' compensation	64,665
Custodian fees and expenses	33,395
Interest expense	29,365
Other	183,573
Total expenses	28,042,464
Net Investment Income	90,748,894
Realized and Unrealized Gain (Loss)
Net realized gain on investments	14,128,306
Net change in unrealized appreciation/depreciation on investments	(212,156,845)
Net Decrease in Net Assets Resulting from Operations	$(107,279,645)

1. June 28, 2013 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

See accompanying Notes to Financial Statements.

62	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 28, 2013[1] (Unaudited)	Year Ended December 31, 2012
Operations
Net investment income	$90,748,894	$185,774,636
Net realized gain	14,128,306	1,141,942
Net change in unrealized appreciation/depreciation	(212,156,845)	97,316,641
Net increase (decrease) in net assets resulting from operations	(107,279,645)	284,233,219
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(68,090,054)	(138,074,475)
Class B	(371,990)	(992,580)
Class C	(22,166,924)	(45,226,852)
Class Y	(4,137,769)	(6,298,034)
	(94,766,737)	(190,591,941)
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(43,850,241)	481,946,648
Class B	(2,801,247)	(6,924,524)
Class C	7,949,213	212,022,135
Class Y	18,243,701	151,466,895
	(20,458,574)	838,511,154
Net Assets
Total increase (decrease)	(222,504,956)	932,152,432
Beginning of period	5,595,178,422	4,663,025,990
End of period (including accumulated net investment loss of $14,174,497 and $10,156,654, respectively)	$5,372,673,466	$5,595,178,422

1. June 28, 2013 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

See accompanying Notes to Financial Statements.

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND	63

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended June 28, 2013[1] (Unaudited)	Year Ended December 31, 2012	Year Ended December 30, 2011[1]	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008

Per Share Operating Data
Net asset value, beginning of period	$3.39	$3.32	$3.22	$3.25	$2.85	$3.32
Income (loss) from investment operations:
Net investment income[2]	.06	.13	.14	.14	.14	.14
Net realized and unrealized gain (loss)	(.13)	.07	.10	(.03)	.40	(.47)
Total from investment operations	(.07)	.20	.24	.11	.54	(.33)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.06)	(.13)	(.14)	(.14)	(.14)	(.14)
Net asset value, end of period	$3.26	$3.39	$3.32	$3.22	$3.25	$2.85
Total Return, at Net Asset Value[3]	(2.10)%	6.13%	7.76%	3.51%	19.45%	(10.18)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,620,745	$3,800,912	$3,253,871	$3,121,033	$2,801,988	$2,355,062
Average net assets (in thousands)	$3,825,847	$3,591,083	$3,074,407	$3,000,461	$2,558,997	$2,765,248
Ratios to average net assets:[4]
Net investment income	3.45%	3.75%	4.34%	4.35%	4.50%	4.55%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.75%	0.71%	0.72%	0.72%	0.75%	0.74%
Interest and fees from borrowings	0.03%	0.03%	0.03%	0.04%	0.26%	0.09%
Interest and fees on short-term floating rate notes issued[5]	0.02%	0.01%	0.02%	0.03%	0.04%	0.10%
Total expenses	0.80%	0.75%	0.77%	0.79%	1.05%	0.93%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.80%	0.75%	0.77%	0.79%	1.05%	0.93%
Portfolio turnover rate	6%	15%	15%	14%	12%	19%
1. June 28, 2013 and December 30, 2011 represents the last business day of the Fund's reporting periods. See Note 1 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

See accompanying Notes to Financial Statements.

64	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Class B	Six Months Ended June 28, 2013[1] (Unaudited)	Year Ended December 31, 2012	Year Ended December 30, 2011[1]	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008

Per Share Operating Data
Net asset value, beginning of period	$3.38	$3.31	$3.22	$3.25	$2.85	$3.32
Income (loss) from investment operations:
Net investment income[2]	.04	.10	.11	.12	.11	.12
Net realized and unrealized gain (loss)	(.11)	.07	.10	(.03)	.41	(.47)
Total from investment operations	(.07)	.17	.21	.09	.52	(.35)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.05)	(.10)	(.12)	(.12)	(.12)	(.12)
Net asset value, end of period	$3.26	$3.38	$3.31	$3.22	$3.25	$2.85
Total Return, at Net Asset Value[3]	(2.21)%	5.24%	6.52%	2.62%	18.39%	(10.90)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$25,262	$28,971	$35,183	$43,448	$59,451	$90,497
Average net assets (in thousands)	$26,923	$32,565	$37,587	$49,788	$71,243	$157,158
Ratios to average net assets:[4]
Net investment income	2.63%	2.93%	3.48%	3.50%	3.64%	3.72%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.57%	1.56%	1.59%	1.58%	1.66%	1.54%
Interest and fees from borrowings	0.03%	0.03%	0.03%	0.04%	0.26%	0.09%
Interest and fees on short-term floating rate notes issued[5]	0.02%	0.01%	0.02%	0.03%	0.04%	0.10%
Total expenses	1.62%	1.60%	1.64%	1.65%	1.96%	1.73%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.62%	1.60%	1.64%	1.65%	1.96%	1.73%
Portfolio turnover rate	6%	15%	15%	14%	12%	19%

1. June 28, 2013 and December 30, 2011 represents the last business day of the Fund's reporting periods. See Note 1 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

See accompanying Notes to Financial Statements.

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND	65

FINANCIAL HIGHLIGHTS    Continued

Class C	Six Months Ended June 28, 2013[1] (Unaudited)	Year Ended December 31, 2012	Year Ended December 30, 2011[1]	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008

Per Share Operating Data
Net asset value, beginning of period	$3.37	$3.30	$3.21	$3.24	$2.84	$3.31
Income (loss) from investment operations:
Net investment income[2]	.04	.10	.12	.12	.12	.12
Net realized and unrealized gain (loss)	(.11)	.08	.09	(.03)	.40	(.47)
Total from investment operations	(.07)	.18	.21	.09	.52	(.35)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.05)	(.11)	(.12)	(.12)	(.12)	(.12)
Net asset value, end of period	$3.25	$3.37	$3.30	$3.21	$3.24	$2.84
Total Return, at Net Asset Value[3]	(2.19)%	5.35%	6.65%	2.74%	18.63%	(10.89)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,508,675	$1,557,436	$1,319,078	$1,293,192	$1,137,285	$919,680
Average net assets (in thousands)	$1,573,956	$1,459,347	$1,251,673	$1,250,552	$1,021,648	$1,054,502
Ratios to average net assets:[4]
Net investment income	2.68%	2.99%	3.58%	3.59%	3.75%	3.78%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.51%	1.48%	1.49%	1.48%	1.50%	1.51%
Interest and fees from borrowings	0.03%	0.03%	0.03%	0.04%	0.26%	0.09%
Interest and fees on short-term floating rate notes issued[5]	0.02%	0.01%	0.02%	0.03%	0.04%	0.10%
Total expenses	1.56%	1.52%	1.54%	1.55%	1.80%	1.70%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.56%	1.52%	1.54%	1.55%	1.80%	1.70%
Portfolio turnover rate	6%	15%	15%	14%	12%	19%

1. June 28, 2013 and December 30, 2011 represents the last business day of the Fund's reporting periods. See Note 1 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

See accompanying Notes to Financial Statements.

66	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Class Y	Six Months Ended June 28, 2013[1] (Unaudited)	Year Ended December 31, 2012	Period Ended December 30, 2011[1,2]

Per Share Operating Data
Net asset value, beginning of period	$3.39	$3.32	$3.18
Income (loss) from investment operations:
Net investment income[3]	.06	.13	.11
Net realized and unrealized gain (loss)	(.12)	.08	.14
Total from investment operations	(.06)	.21	.25
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.06)	(.14)	(.11)
Net asset value, end of period	$3.27	$3.39	$3.32
Total Return, at Net Asset Value[4]	(1.69)%	6.38%	7.99%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$217,991	$207,859	$54,894
Average net assets (in thousands)	$219,171	$157,688	$15,811
Ratios to average net assets:[5]
Net investment income	3.68%	3.95%	4.37%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.52%	0.48%	0.46%
Interest and fees from borrowings	0.03%	0.03%	0.03%
Interest and fees on short-term floating rate notes issued[6]	0.02%	0.01%	0.02%
Total expenses	0.57%	0.52%	0.51%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.57%	0.52%	0.51%
Portfolio turnover rate	6%	15%	15%

1. June 28, 2013 and December 30, 2011 represents the last business day of the Fund's reporting periods. See Note 1 of the accompanying Notes.

2. For the period from March 30, 2011 (inception of offering) to December 30, 2011.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

See accompanying Notes to Financial Statements.

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND	67

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

Oppenheimer Rochester Limited Term New York Municipal Fund (the “Fund”), formerly Limited Term New York Municipal Fund, is a separate series of Rochester Portfolio Series, a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

The Fund offers Class A, Class C and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares are permitted, however reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds will be allowed. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies consistently followed by the Fund.

Semiannual and Annual Periods. The Fund’s financial statements are presented through the last day the New York Stock Exchange was open for trading during each reporting period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the

68	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND	69

NOTES TO FINANCIAL STATEMENTS    Continued

1. Significant Accounting Policies Continued

the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such

70	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Sub-Adviser monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of June 28, 2013, the Fund’s maximum exposure under such agreements is estimated at $80,140,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations, while interest payable on the related short-term floating rate securities is recorded as interest expense. At June 28, 2013, municipal bond holdings with a value of $175,648,229 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $87,190,000 in short-term floating rate securities issued and outstanding at that date.

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND	71

NOTES TO FINANCIAL STATEMENTS    Continued

1. Significant Accounting Policies Continued

At June 28, 2013, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$25,000,000	NY TSASC, Inc. (TFABs) LIFERS[3]	7.990%	6/1/26	$21,805,500
2,000,000	NYC GO DRIVERS	13.554	12/1/23	2,362,400
2,295,000	NYC GO ROLs[3]	18.267	6/1/23	2,966,586
11,485,000	NYC GO ROLs[3]	9.549	8/1/20	14,514,513
9,380,000	NYC GO ROLs[3]	9.549	8/1/20	11,854,256
13,045,000	NYC GO ROLs[3]	9.549	8/1/20	16,147,623
14,345,000	NYC GO ROLs[3]	9.547	8/1/20	17,756,098
1,020,000	SONYMA, Series 29 DRIVERS	19.674	10/1/31	1,051,253

				$88,458,229

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities, and interest on the security is recorded as investment income on the Fund’s Statement of Operations.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 5% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $87,190,000 or 1.56% of its total assets as of June 28, 2013.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility

72	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 28, 2013, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$35,222,979

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of June 28, 2013 is as follows:

Cost	$3,200,821
Market Value	$2,044,534
Market Value as a % of Net Assets	0.04%

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.

During the fiscal year ended December 31, 2012, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. Details of the fiscal year ended

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND	73

NOTES TO FINANCIAL STATEMENTS    Continued

1. Significant Accounting Policies Continued

December 31, 2012 capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

Expiring
2016	$53,401,694
2017	16,519,543
2018	813,470
No expiration	1,433,268

Total	$72,167,975

As of June 28, 2013, it is estimated that the capital loss carryforwards would be $58,039,669 expiring by 2018. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 28, 2013, it is estimated that the Fund will utilize $14,128,306 of capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 28, 2013 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$5,440,404,077 [1]

Gross unrealized appreciation	$70,594,464
Gross unrealized depreciation	(141,952,160)

Net unrealized depreciation	$(71,357,696)

1. The Federal tax cost of securities does not include cost of $90,952,628, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution

74	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

method with respect to their benefits under the Plan. During the six months ended June 28, 2013, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$14,933
Payments Made to Retired Trustees	68,463
Accumulated Liability as of June 28, 2013	508,430

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND	75

NOTES TO FINANCIAL STATEMENTS    Continued

1. Significant Accounting Policies Continued

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities

76	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND	77

NOTES TO FINANCIAL STATEMENTS    Continued

2. Securities Valuation Continued

either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

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The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of June 28, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$3,985,097,187	$—	$3,985,097,187
U.S. Possessions	—	1,468,063,422	—	1,468,063,422
Common Stocks	—	6,838,400	—	6,838,400

Total Assets	$—	$5,459,999,009	$—	$5,459,999,009

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 28, 2013		Year Ended December 31, 2012
	Shares	Amount	Shares	Amount
Class A
Sold	141,981,226	$476,730,600	303,828,577	$1,028,124,155
Dividends and/or distributions reinvested	17,551,591	58,940,943	35,963,356	121,714,068
Redeemed	(173,338,997)	(579,521,784)	(197,485,038)	(667,891,575)

Net increase (decrease)	(13,806,180)	$(43,850,241)	142,306,895	$481,946,648

Class B
Sold	532,810	$1,766,012	1,096,032	$3,688,765
Dividends and/or distributions reinvested	94,671	317,658	259,295	876,741
Redeemed	(1,449,695)	(4,884,917)	(3,401,402)	(11,490,030)

Net decrease	(822,214)	$(2,801,247)	(2,046,075)	$(6,924,524)

Class C
Sold	43,052,630	$144,646,454	102,298,474	$344,691,123
Dividends and/or distributions reinvested	5,703,305	19,064,994	11,742,486	39,589,074
Redeemed	(46,694,879)	(155,762,235)	(51,096,041)	(172,258,062)

Net increase	2,061,056	$7,949,213	62,944,919	$212,022,135

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND	79

NOTES TO FINANCIAL STATEMENTS    Continued

3. Shares of Beneficial Interest Continued

	Six Months Ended June 28, 2013		Year Ended December 31, 2012
	Shares	Amount	Shares	Amount
Class Y
Sold	19,573,229	$66,136,035	55,939,804	$189,009,572
Dividends and/or distributions reinvested	1,052,312	3,531,896	1,594,368	5,403,576
Redeemed	(15,263,125)	(51,424,230)	(12,675,687)	(42,946,253)

Net increase	5,362,416	$18,243,701	44,858,485	$151,466,895

4. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 28, 2013, were as follows:

	Purchases	Sales
Investment securities	$320,935,293	$449,737,929

5. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $100 million	0.50%
Next $150 million	0.45
Next $1.75 billion	0.40
Next $3 billion	0.39
Over $5 billion	0.38

Accounting Service Fees. Accounting service fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. The fee arrangement associated with these services was terminated effective April 1, 2013.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund and the Subsidiary. Under the Sub-Advisory Agreements, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund and the subsidiary, which shall be calculated after any investment management fee waivers. The fees paid to the Sub-Adviser are paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. Fees incurred by the Fund with respect to these services are detailed in the Statement of Operations.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day

80	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2013 were as follows:

Class C	$44,549,271

Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND	81

NOTES TO FINANCIAL STATEMENTS    Continued

5. Fees and Other Transactions with Affiliates Continued

retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor
June 28, 2013	$177,155	$243,446	$17,415	$91,835

Waivers and Reimbursements of Expenses. The Transfer Agent has voluntarily agreed to limit transfer and shareholder servicing agent fees for Classes B, C and Y shares to 0.35% of average annual net assets per class and for Class A shares to 0.30% of average annual net assets of the class.

Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.

6. Borrowings

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings (meaning that the value of those assets must be at least 300% of the amount borrowed). The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. When the Fund invests borrowed money in portfolio securities, it is using a speculative investment technique known as leverage and changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not borrow because of the effect of leverage.

The Fund can also use the borrowings for other investment-related purposes, including in connection with the Fund’s inverse floater investments as discussed in Note 1. The Fund may use the borrowings to reduce the leverage amount of, or unwind or “collapse” trusts that issued “inverse floaters” owned by the Fund, or in circumstances in which the Fund has entered into a shortfall and forbearance agreement with the sponsor of the inverse floater trust to meet the Fund’s obligation to reimburse the sponsor of the inverse floater for the difference between the liquidation value of the underlying bond and the amount due to holders of the short-term floating rate notes issued by the Trust. See the discussion in Note 1 (Inverse Floating Rate Securities) for additional information.

The Fund will pay interest and may pay other fees in connection with loans. If the Fund does borrow, it will be subject to greater expenses than funds that do not borrow. The interest on borrowed money and the other fees incurred in conjunction with loans are an expense that might reduce the Fund’s yield and return. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.

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The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and Citibank N.A. which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.0 billion, collectively, by the Oppenheimer Rochester Funds. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.1670% as of June 28, 2013). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended June 28, 2013 equal 0.02% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of June 28, 2013, the Fund had borrowings outstanding at an interest rate of 0.1670%. Details of the borrowings for the six months ended June 28, 2013 are as follows:

Average Daily Loan Balance	$32,094,475
Average Daily Interest Rate	0.180%
Fees Paid	$1,451,255
Interest Paid	$27,702

7. Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counterparty at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash received by the Fund in connection with a reverse repurchase agreement may be used for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.

The Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counterparty’) which enables it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits aggregate outstanding reverse repurchase agreements of up to $750 million, collectively. Interest is charged to the Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Fund retains the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. The Fund also continues to receive the economic benefit of interest payments received on securities subject to reverse

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND	83

NOTES TO FINANCIAL STATEMENTS    Continued

7. Reverse Repurchase Agreements Continued

repurchase agreements, in the form of a direct payment from the counterparty. These payments are included in interest income on the Statement of Operations. Total fees and interest related to the Fund’s participation in the Facility during the six months ended June 28, 2013 are included in expenses on the Fund’s Statement of Operations and equal 0.01% of the Fund’s average net assets on an annualized basis.

The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counterparty to return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction, the counterparty may request additional securities from the Fund. The Fund has the right to declare the first or fifteenth day of any calendar month as the repurchase date for any outstanding reverse repurchase agreement upon delivery of advanced notification and may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.

The Fund executed no transactions under the Facility during the six months ended June 28, 2013.

Details of the reverse purchase agreements for the six months ended June 28, 2013 was as follows:

Fees Paid	$223,897

8. Pending Litigation

Since 2009, a number of class action lawsuits have been pending in federal courts against OppenheimerFunds, Inc. (“OFI”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits.

Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against OFI and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of OFI and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities

84	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The settlement does not resolve other outstanding lawsuits against OFI and its affiliates relating to BLMIS.

On April 16, 2010, a lawsuit was filed in New York state court against (i) OFI, (ii) an affiliate of OFI and (iii) AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV.

Plaintiffs allege breach of contract and common law fraud claims against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On April 11, 2013, the court granted defendants’ motion for summary judgment, dismissing plaintiffs’ fraud claim with prejudice and dismissing their contract claim without prejudice, and granted plaintiffs leave to replead their contract claim to assert a cause of action for specific performance within 30 days. On May 9, 2013, plaintiffs filed a notice of appeal from the court’s dismissal order. On July 15,2011, a lawsuit was filed in New York state court against OFI, an affiliate of OFI and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract and common law fraud claims against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against OFI, an affiliate of OFI and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.

OFI believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, OFI believes that these suits should not impair the ability of OFI or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND	85

SPECIAL SHAREHOLDER MEETINGS    Unaudited

On June 21, 2013, a first shareholder meeting of Oppenheimer Rochester Limited Term New York Municipal Fund (the “Fund”), a series of Rochester Fund Municipals (the “Trust”), was held at which the twelve Trustees identified below were elected to the Trust (Proposal No. 1). The following is a report of the votes cast:

Nominee/Proposal	For	Withheld
Trustees
Brian F. Wruble	1,589,065,930	39,438,232
David K. Downes	1,588,331,143	40,173,019
Matthew P. Fink	1,585,670,663	42,833,499
Edmund Giambastiani, Jr.	1,588,656,602	39,938,560
Phillip A. Griffiths	1,584,754,027	43,750,135
Mary F. Miller	1,592,789,610	35,714,552
Joel W. Motley	1,587,624,307	40,879,855
Joanne Pace	1,594,848,160	33,656,002
Mary Ann Tynan	1,595,027,557	33,476,605
Joseph M. Wikler	1,585,297,333	43,206,829
Peter I. Wold	1,590,476,389	38,027,773
William F. Glavin, Jr.	1,590,756,547	37,747,616

86	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;

UPDATES TO STATEMENTS OF INVESTMENTS    Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND	87

OPPENHEIMER ROCHESTER® LIMITED TERM NEW YORK MUNICIPAL FUND

Trustees and Officers

Brian F. Wruble, Chairman of the Board of Trustees and Trustee

David K. Downes, Trustee

Matthew P. Fink, Trustee

Edmund P. Giambastiani, Jr., Trustee

Phillip A. Griffiths, Trustee

Mary F. Miller, Trustee

Joel W. Motley, Trustee

Joanne Pace, Trustee

Mary Ann Tynan, Trustee

Joseph M. Wikler, Trustee

Peter I. Wold, Trustee

William F. Glavin, Jr., Trustee, President and Principal Executive Officer

Daniel G. Loughran, Vice President

Scott S. Cottier, Vice President

Troy E. Willis, Vice President

Mark R. DeMitry, Vice President

Michael L. Camarella, Vice President

Charles S. Pulire, Vice President

Richard Stein, Vice President

Arthur S. Gabinet, Secretary and Chief Legal Officer

Christina M. Nasta, Vice President and Chief Business Officer

Mark S. Vandehey, Vice President and Chief Compliance Officer

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.
Sub-Adviser	OppenheimerFunds, Inc.
Distributor	OppenheimerFunds Distributor, Inc.
Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.
Sub-Transfer Agent	Shareholder Services, Inc. DBA OppenheimerFunds Services
Independent Registered Public Accounting Firm	KPMG LLP
Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2013 OppenheimerFunds, Inc. All rights reserved.

88	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

PRIVACY POLICY

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

●	Applications or other forms
●	When you create a user ID and password for online account access
●	When you enroll in eDocs Direct, our electronic document delivery service
●	Your transactions with us, our affiliates or others
●	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited
●	When you set up challenge questions to reset your password online

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND	89

PRIVACY POLICY

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.

●

All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

●

Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

●	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., and each of its financial institution subsidiaries, the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated November 2012. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

90	OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Visit us at oppenheimerfunds.com for 24-hr access to account information and transactions or call us at 1.800.CALL OPP (1.800.225.5677) for 24-hr automated information and automated transactions. Representatives also available Mon-Fri 8am-8pm ET.

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.

RS0355.001.0613 August 20, 2013

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/28/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2)	Exhibits attached hereto.

(3)	Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Portfolio Series

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	8/9/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	8/9/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	8/9/2013